Registration No. 33-11489
                                                                        811-3098
--------------------------------------------------------------------------------
              As filed with the Securities and Exchange Commission

                                 April 27, 1998


--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
Pre-Effective Amendment No. __________________                             [   ]

Post-Effective Amendment No. 13                                            [ X ]
                             --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]


Amendment No. 17                                                           [ X ]
              --

--------------------------------------------------------------------------------
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                       VARIABLE ANNUITY FUNDS M, P AND Q
                           (Exact Name of Registrant)
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)
                         1000 Woodbury Lane, Suite 102
                            Woodbury, New York 11797
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (516) 682-8700
--------------------------------------------------------------------------------

                             Stewart D. Gregg, Esq.
                                    Counsel
                  ReliaStar Life Insurance Company of New York
                         1000 Woodbury Lane, Suite 102
                            Woodbury, New York 11797

                                    Copy to:

                            Jeffrey A. Proulx, Esq.
                  ReliaStar Life Insurance Company of New York
                          1000 Woodbury Lane, Suite 102
                            Woodbury, New York 11797
                     (Name and Address of Agent of Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]  on May 1, 1998 pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
     [ ]  on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:


     [ ] this Post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Variable annuity contracts issued by a registered separate account.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                       VARIABLE ANNUITY FUNDS M, P AND Q

                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 495(a)

  FORM N-4
ITEM NUMBER    PART A HEADING IN PROSPECTUS
-----------    ----------------------------
      1.       Cover Page

      2.       Definitions

      3.       Summary
      4.       Condensed Financial Information
      5.       The Company; The Separate Accounts; The Funds
      6.       Summary of Contract Expenses; Charges and Other Deductions
      7. Summary; Accumulation Period - Deferred Variable Annuities; Miscellaneous Contract Provisions
      8.       Annuity Period
      9.       Death Benefit During the Accumulation Period
     10.       Purchase of Contracts; Accumulation Period - Deferred Variable
               Annuities
     11. Surrenders Without Charge; Surrender and Termination; Right to Examine Contract
     12.       Federal Income Tax Status
     13.       Litigation
     14.       Statement of Additional Information

               PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
               -----------------------------------------------------
     15.       Cover Page
     16.       Table of Contents
     17.       General Information about the Company
     18.       Custodian and Accountants
     19.       Underwriter
     20.       Underwriter
     21.       Calculation of Performance Data
     22.       Annuity Period (in Prospectus)
     23.       Financial Statements

               PART C HEADINGS
               ---------------
     24.       Financial Statements and Exhibits
     25.       Directors and Officers of the Depositor
     26. Persons Controlled by or Under Common Control with the Depositor or Registrant
     27.       Number of Contract Owners
     28.       Indemnification
     29.       Principal Underwriters
     30.       Location of Accounts and Records
     31.       Management Services
     32.       Undertakings

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                         VARIABLE ANNUITY FUNDS P AND Q
             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS
                                   OFFERED BY
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
             1000 WOODBURY ROAD, SUITE 102, WOODBURY, NEW YORK 11797

This Prospectus describes individual flexible payment variable annuity contracts (the "Contracts") issued by ReliaStar Life Insurance Company of New York ("ReliaStar" or the "Company"). The Contracts provide Deferred Variable Annuities with an Accumulation Period on a variable or fixed basis and for payment of annuity benefits on a fixed basis, a variable basis, or a combination thereof. The Contracts may be purchased for individual plans which qualify for certain Federal tax benefits available under the Internal Revenue Code ("Qualified Plans") or may be issued for deferred compensation and other plans which do not qualify under such Code sections ("Non-Qualified Plans"). Purchase payments, after deductions for any applicable premium taxes, are allocated to ReliaStar Life Insurance Company of New York Variable Annuity Fund P ("Separate Account P") for Non-Qualified Plans and to ReliaStar Life Insurance Company of New York Variable Annuity Fund Q ("Separate Account Q") for Qualified Plans. The Owner of the Contract directs the Company to allocate such net purchase payments to a Fixed Account or up to seventeen of twenty variable sub-accounts ("Sub-Accounts") that are established within each Separate Account. Each Sub-Account invests exclusively in shares of one of the following portfolios of mutual funds (collectively, the "Funds"):



    Alliance Variable Products Series Fund             Northstar Variable Trust
         -Growth and Income Portfolio                  -Growth Portfolio
         -Short-Term Multi-Market Portfolio            -High Yield Bond Portfolio
                                                       -Income and Growth Portfolio
                                                       -International Value Portfolio
    Fidelity Variable Insurance Products Fund         Oppenheimer Variable Account Funds
    and Variable Insurance Products Fund II            -Aggressive Growth Fund
         -VIP Equity-Income Portfolio                  -Bond Fund
         -VIP Growth Portfolio                         -Global Securities Fund
         -VIP II Asset Manager Portfolio               -Growth Fund
         -VIP II Contrafund Portfolio                  -High Income Fund
         -VIP II Index 500 Portfolio                   -Money Fund
         -VIP II Investment Grade Bond Portfolio       -Multiple Strategies Fund
                                                       -Strategic Bond Fund

Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information, the table of contents of which is set forth on page 36 of this Prospectus, is available without charge upon request by writing to ReliaStar at the above address or by calling 1-800-621-3750, and may also be obtained by accessing the SEC's internet web site (http://www.sec.gov).

                            (Continued on Next Page)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS AND INTERESTS IN THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

                   The date of this Prospectus is May 1, 1998

The minimum initial purchase payment for Separate Account P is $1,000 ($100 for automatic payment plans) with subsequent minimum payments of at least $100 unless waived by ReliaStar. The minimum initial payment for Separate Account Q is $250 ($50 for automatic payment plans) with subsequent payments of at least $50 unless waived by ReliaStar. No Contract payments will be accepted with respect to an Annuitant or Contract Owner who is older than eighty years of age.

This Prospectus provides information a prospective investor should know before investing and should be kept for future reference. A current Prospectus for each of the Funds must accompany this Prospectus and should be read in conjunction with this Prospectus.

Information about the Fixed Account may be found on page 36 of this Prospectus.

                                TABLE OF CONTENTS







Heading                                                   Page
-------                                                   ----
DEFINITIONS..................................................4
SUMMARY......................................................5
SUMMARY OF CONTRACT EXPENSES.................................6
CONDENSED FINANCIAL INFORMATION..............................9
THE COMPANY.................................................15
THE SEPARATE ACCOUNTS.......................................15
THE FUNDS...................................................15
PURCHASE OF CONTRACTS.......................................17
CHARGES AND OTHER DEDUCTIONS................................18
A. Contingent Deferred Sales Charge.........................18
B. Surrenders Without Charge................................19
C. Mortality and Expense Risk Charges.......................20
D. Contract Maintenance Charge..............................20
E. Premium Taxes............................................20
F. Other Charges............................................20
G. Reduction or Elimination of Charges......................20
ACCUMULATION PERIOD - DEFERRED
  VARIABLE ANNUITIES........................................21
A. Crediting Accumulation Units.............................21
B. Value of an Accumulation Unit............................21
C. Death Benefit During the Accumulation
       Period...............................................22
D. Transfers Between Sub-Accounts...........................22
E. Telephone/Fax Instructions...............................22
F. Dollar Cost Averaging....................................23
G. Systematic Withdrawal Program............................23
H. Surrender and Termination................................24
ANNUITY PERIOD..............................................24
A. Annuity Commencement Date................................24
B. Annuity Options..........................................24
C. Allocation of Annuity....................................25
D. Value of an Annuity Unit.................................26
E. Frequency and Amount of Annuity Payments.................26
F. Assumed Investment Rate..................................26
MISCELLANEOUS CONTRACT PROVISIONS...........................27
A. Time of Payments.........................................27
B. Right to Examine Contract................................27




Heading                                                   Page
-------                                                   ----
C. Amendment of Contract....................................27
D. Reports to Contract Owners...............................27
E. Assignment...............................................27
F. Substitution of Fund Shares..............................27
G. Ownership of the Contract................................28
FEDERAL INCOME TAX STATUS...................................28
A. Introduction.............................................28
B. Tax Status...............................................28
C. Taxation of Annuities in General - Non-Qualified
       Plans................................................28
D. Additional Considerations................................29
E. Qualified Plans..........................................31
F. Withholding Requirements Where Rollovers are
       Distributed Directly to the Participant..............33
G. Seek Tax Advice..........................................33
PREPARING FOR YEAR 2000.....................................33
REGULATION..................................................34
A. State....................................................34
B. Proposed Unisex Legislation..............................34
VOTING RIGHTS...............................................34
TEXAS OPTIONAL RETIREMENT PROGRAM...........................34
LITIGATION..................................................35
REGISTRATION STATEMENT......................................35
LEGAL OPINIONS..............................................35
PERFORMANCE DATA............................................35
FINANCIAL STATEMENTS........................................36
STATEMENT OF ADDITIONAL INFORMATION.........................36
THE FIXED ACCOUNT...........................................36
APPENDIX I..................................................38
APPENDIX II.................................................40
APPENDIX III................................................41
INVESTMENT FUND PROSPECTUSES:
A. Alliance Variable Products Series Fund
B. Fidelity Variable Insurance Products Fund (VIP)
C. Fidelity Variable Insurance Products Fund II (VIP II)
D. Northstar Variable Trust
E. Oppenheimer Variable Account Funds

                                   DEFINITIONS


Accumulation Period - The period between the date the Contract is issued and the Annuity Commencement Date.

Accumulation Unit - An accounting unit used to value a Contract Owner's interest prior to the Annuity Commencement Date.

Annuitant - The person designated to receive or who is receiving annuity payments.

Annuity Commencement Date - The date on which annuity payments are to commence.

Annuity Option - The provisions under which a series of annuity payments is made to the Annuitant.

Annuity Unit - An accounting unit of measure used to calculate the value of second and subsequent variable annuity payments.

Beneficiary - The person to receive benefits under a Contract upon the Annuitant's death.

Contract Anniversary - The same day and month that the Contract is issued in each subsequent year.

Contract Owner - The person or entity with legal rights of ownership of the Contract.

Contract Owner's Individual Account - The sum of all values in the Sub-Accounts of the Separate Accounts and the Fixed Account credited to a Contract Owner during the Accumulation Period.

Contract Value - The value of the Contract Owner's Individual Account.

Fixed Account - Assets of ReliaStar other than those allocated to any separate account of ReliaStar.

Fixed Account Value - The Contract Value allocated to the Fixed Account, which accumulates in ReliaStar's general account.

Fixed Annuity - An annuity with payments which remain fixed throughout the annuity period and do not vary with investment experience.

Joint Annuitant - The designated second person under a joint and survivor life annuity.

Purchase Payment - An initial or subsequent Purchase Payment to purchase an annuity.

Separate Accounts P and Q - Segregated investment accounts established by ReliaStar pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Sub-Account - A division of the Separate Accounts whose assets are invested in shares of corresponding underlying portfolios.


Valuation Date - Each day on which the New York Stock Exchange is open for business, except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day, Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

Valuation Period - The interval of time between two consecutive Valuation Dates measured from the daily closing of the New York Stock Exchange.

Variable Annuity - An annuity with payments varying as to dollar amount in relation to the investment experience of the Sub-Account.

                                     SUMMARY


     The Contracts are flexible premium individual deferred variable/fixed annuity contracts issued by the Separate Accounts and the Company (see "The Company" and "The Separate Accounts"). They are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code (see "Federal Income Tax Status"). Annuity payments under the Contracts are deferred until a later date.

     Purchase payments may be allocated to up to seventeen of the twenty available Sub-Accounts of each Separate Account and/or to the Fixed Account (see "The Funds"). Purchase payments allocated to the Sub-Accounts of the Separate Accounts will be invested in shares at net asset value of one or more of the Funds. The Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected.

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, a Surrender Charge (Contingent Deferred Sales Charge) may, with certain exceptions, apply to whole or partial surrenders of purchase payments that have been credited under the Contract for less than eight Contract years, on a pro-rata basis, unless ReliaStar is otherwise instructed by the Contract Owner. The Surrender Charge will also apply at the time the annuity payments begin, with certain exceptions (see "Contingent Deferred Sales Charge").

     In addition, on each Contract Anniversary (and on the surrender of the Contract for its full value if it is not surrendered on a Contract Anniversary) the Company will deduct from the Contract Value a Contract Maintenance Charge of $30. The Contract Maintenance Charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts (see "Contract Maintenance Charge").

     The Company also deducts mortality and expense risk charges equal to an annual rate of 1.25% of the daily asset value of the Sub-Accounts of each Separate Account (see "Mortality Expense Risk Charges").


     The minimum initial purchase payment must be at least $1,000 ($100 for automatic payment plans) for a Non-Qualified Plan, and no subsequent individual payment may be less than $100 unless waived by ReliaStar. If the Contract is being purchased by or in connection with a Qualified Plan, the minimum initial purchase payment is $250 ($50 for automatic payment plans), and no subsequent individual payment may be less than $50 unless waived by ReliaStar. The Company may choose not to accept any subsequent purchase payment if the additional purchase payment, when added to the Contract Value at the next Valuation Date, would exceed $250,000. No purchase payments will be accepted with respect to an Annuitant or Contract Owner who is older than 80 years of age. The Company reserves the right to accept smaller initial and subsequent purchase payments in connection with special circumstances, including sales through group or sponsored arrangements.


     If the Contract Value at the Annuity Commencement Date is less than $2,000, the Contract Value may be distributed in a single sum payment in lieu of annuity payments. If the net Contract Value is not less than $2,000 but any annuity payment would be less than $20, the Company has the right to change the frequency of payments to such intervals as will result in payments of at least $20 (see "Frequency and Amount of Annuity Payments"). The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

     Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes").

     The Contract Owner may request early withdrawal or surrender of all or part of the Contract Value before the Annuity Commencement Date (see "Systematic Withdrawal Program" and "Surrender and Termination"). Under the Internal Revenue Code, penalty taxes may apply to the early withdrawal of amounts accumulated under a Contract whether or not such Contract is part of a Qualified Plan (see "Federal Income Tax Status").

     The Contract Owner may return the Contract within twenty days after it was delivered to the Contract Owner, and receive a refund of the Contract Value unless otherwise required by law (see "Right to Examine Contract").



                          SUMMARY OF CONTRACT EXPENSES

Contract Owner Transaction Expenses

Sales load imposed on purchases (as a percentage of purchase payments)........0%

Contingent Deferred Sales Charge (Surrender Charge) as a percentage of purchase payments:

              Years from Receipt of           Contingent Deferred Sales
                Purchase Payment(a)              Charge Deduction
                        0-1                                7%
                        1-2                                7%
                        2-3                                6%
                        3-4                                5%
                        4-5                                4%
                        5-6                                3%
                        6-7                                2%
                        7-8                                1%
                        8+                                 0%


  (a) The eight year Surrender Charge period is measured from the date of each purchase payment. There is no Surrender Charge for purchase payments more than eight years old. Under certain circumstances, partial Contract Values may be surrendered without charge. However, such surrenders may be subject to Federal tax penalties (see "Surrenders Without Charge").


Charge for transfers among sub-accounts.......................................0%

Annual Contract Maintenance Charge..........................................$30

Separate Account Annual Expenses

     Mortality and Expense Risk Charge (as percentage of the average
          Sub-Account value)...............................................1.25%

     Account Fees and Expenses................................................0%

     Total Separate Account Annual Expenses................................1.25%


Annual Fund Expenses After Reimbursement(1) (as percentage of each Fund's average net assets) paid by each Fund in its fiscal year ended December 31, 1997. Total expenses for the Funds are restated to reflect current management charges.


                                                  Management                     Other                   Total Fund
                                                     Fees                       Expenses               Annual Expenses
                                                     ----                       --------               ---------------
Alliance Growth and Income Portfolio                 .63%                          .09%                       .72%
Alliance Short-Term Multi-Market Portfolio           .07%                          .87%                       .94%
Northstar Variable Trust Growth Portfolio            .75%                          .05%                       .80%(2)
Northstar Variable Trust High Yield
   Bond Portfolio                                    .75%                          .05%                       .80%(2)
Northstar Variable Trust Income and
   Growth Portfolio                                  .75%                          .05%                       .80%(2)



                                       6




Northstar Variable Trust International
   Value Portfolio                                   .75%                          .05%                       .80%(2)
Oppenheimer Aggressive Growth Fund                   .71%                          .02%                       .73%
Oppenheimer Bond Fund                                .73%                          .05%                       .78%
Oppenheimer Global Securities Fund                   .70%                          .06%                       .76%
Oppenheimer Growth Fund                              .73%                          .02%                       .75%
Oppenheimer High Income Fund                         .75%                          .07%                       .82%
Oppenheimer Money Fund                               .45%                          .03%                       .48%
Oppenheimer Multiple Strategies Fund                 .72%                          .03%                       .75%
Oppenheimer Strategic Bond Fund                      .75%                          .08%                       .83%
VIP Equity-Income Portfolio                          .50%                          .08%                       .58%(3)
VIP Growth Portfolio                                 .60%                          .09%                       .69%(3)
VIP II Asset Manager Portfolio                       .55%                          .10%                       .65%(3)
VIP II Contrafund Portfolio                          .60%                          .11%                       .71%(3)
VIP II Index 500 Portfolio                           .24%                          .04%                       .28%(2)
VIP II Investment Grade Bond Portfolio               .44%                          .14%                       .58%


EXAMPLES

If you surrender your contract at the end of the applicable time period, you would pay the following cumulative expenses on an initial $1,000 investment, assuming 5% annual return on assets:


      Sub-Account                            1 Year          3 Years           5 Years          10 Years
      -----------
Alliance Growth and Income Portfolio            $84            $105              $136              $241
Alliance Short-Term Multi-Market                 86             112               147               264
Northstar Variable Trust Growth Portfolio        85             108               140               250
Northstar Variable Trust High Yield
   Bond Portfolio                                85             108               140               250
Northstar Variable Trust Income and
   Growth Portfolio                              85             108               140               250
Northstar Variable Trust International
   Value Portfolio                               85             108               140               250
Oppenheimer Aggressive Growth Fund               84             106               137               242
Oppenheimer Bond Fund                            85             107               139               248
Oppenheimer Global Securities Fund               85             106               138               245
Oppenheimer Growth Fund                          84             106               138               244
Oppenheimer High Income Fund                     85             108               141               252
Oppenheimer Money Fund                           82              98               124               216
Oppenheimer Multiple Strategies Fund             84             106               138               244
Oppenheimer Strategic Bond Fund                  85             109               142               253
VIP Equity-Income Portfolio                      83             101               129               227
VIP Growth Portfolio                             84             104               134               238
VIP II Asset Manager Portfolio                   83             103               132               234
VIP II Contrafund Portfolio                      84             105               136               240
VIP II Index 500 Portfolio                       80              92               113               195
VIP II Investment Grade Bond Portfolio           83             101               129               227


If you annuitize at the end of the applicable time period, you would pay the following cumulative expenses on an initial $1,000 investment, assuming 5% annual return on assets:



     Sub-Account                               1 Year         3 Years            5 Years          10 Years
     -----------

Alliance Growth and Income Portfolio            $84            $105               $112             $241
Alliance Short-Term Multi-Market                 86             112                123              264
Northstar Variable Trust Growth Portfolio        85             108                116              250




                                       7



Northstar Variable Trust High Yield
   Bond Portfolio                                85             108                116              250
Northstar Variable Trust Income and
   Growth Portfolio                              85             108                116              250
Northstar Variable Trust International
   Value Portfolio                               85             108                116              250
Oppenheimer Aggressive Growth Fund               84             106                113              242
Oppenheimer Bond Fund                            85             107                115              248
Oppenheimer Global Securities Fund               85             106                114              245
Oppenheimer Growth Fund                          84             106                114              244
Oppenheimer High Income Fund                     85             108                117              252
Oppenheimer Money Fund                           82              98                100              216
Oppenheimer Multiple Strategies Fund             84             106                114              244
Oppenheimer Strategic Bond Fund                  85             109                118              253
VIP Equity-Income Portfolio                      83             101                105              227
VIP Growth Portfolio                             84             104                110              238
VIP II Asset Manager Portfolio                   83             103                108              234
VIP II Contrafund Portfolio                      84             105                112              240
VIP II Index 500 Portfolio                       80              92                 89              195
VIP II Investment Grade Bond Portfolio           83             101                105              227


If you do not surrender your contract, you would pay the following cumulative expenses on an initial $1,000 investment, assuming 5% annual return on assets:




     Sub-Account                                1 Year         3 Years         5 Years          10 Years
     -----------

Alliance Growth and Income Portfolio              $21            $65            $112               $241
Alliance Short-Term Multi-Market                   23             72             123                264
Northstar Variable Trust Growth Portfolio          22             68             116                250
Northstar Variable Trust High Yield
   Bond Portfolio                                  22             68             116                250
Northstar Variable Trust Income and
   Growth Portfolio                                22             68             116                250
Northstar Variable Trust International
   Value Portfolio                                 22             68             116                250
Oppenheimer Aggressive Growth Fund                 21             66             113                242
Oppenheimer Bond Fund                              22             67             115                248
Oppenheimer Global Securities Fund                 22             66             114                245
Oppenheimer Growth Fund                            21             66             114                244
Oppenheimer High Income Fund                       22             68             117                252
Oppenheimer Money Fund                             19             58             100                216
Oppenheimer Multiple Strategies Fund               21             66             114                244
Oppenheimer Strategic Bond Fund                    22             69             118                253
VIP Equity-Income Portfolio                        20             61             105                227
VIP Growth Portfolio                               21             64             110                238
VIP II Asset Manager Portfolio                     20             63             108                234
VIP II Contrafund Portfolio                        21             65             112                240
VIP II Index 500 Portfolio                         17             52              89                195
VIP II Investment Grade Bond Portfolio             20             61             105                227

The purpose of the above table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The fee table does not reflect any fees which may be waived by ReliaStar. In calculating the expenses in the above examples, the $30 annual Contract Maintenance Charge has been converted to a .113% annual asset charge by dividing the $30 annual Contract charge by the average contract size per thousand in the last two years. The actual amount of the annual Contract fee attributable to a $1,000 investment depends on the value of the

Contract. The table reflects expenses of each Separate Account as well as the Fund (see "Charges and Other Deductions" of this Prospectus and "Management of the Fund" in each Fund's Prospectus).

Any premium taxes or other taxes levied by any governmental entity with respect to the Contract will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid (see "Premium Taxes").


"Other Expenses" are based upon the expenses outlined under the section describing the management of the Fund in each Fund's Prospectus. Total Fund expenses are assessed at the underlying mutual fund level.


After a Purchase Payment has been in the Contract for 12 months, a Contract Owner may surrender up to 10% of that Purchase Payment per year without a Surrender Charge (see "Surrenders Without Charge").

      (1) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, distribution, and other services provided by such parties to the Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund company to another.


      (2) The expenses listed in the table for the Fidelity VIP II Index 500 Portfolio, the Northstar Variable Trust Growth Portfolio, the Northstar Variable Trust High Yield Bond Portfolio, the Northstar Variable Trust Income and Growth Portfolio, and the Northstar Variable Trust International Value Portfolio are net of expense reimbursements. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement. The total annual expenses of these Funds, before expense reimbursements, would be: Fidelity VIP II Index 500 Portfolio
          - .40%; Northstar Variable Trust Growth Portfolio - 1.09%; Northstar Variable Trust High Yield Bond Portfolio - 1.35%; and Northstar Variable Trust Income and Growth Portfolio - 1.11%. Estimated Total Fund Annual Expenses for 1998 for the Northstar Variable Trust International Value Portfolio, which became available to Contract owners on May 1, 1998, are 2.61%.


      (3) A portion of the brokerage commissions that certain Funds pay was used to reduce these Funds expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a part of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .64% for VIP II Asset Manager Portfolio, .68% for VIP II Contrafund Portfolio, .57% for VIP Equity Income Portfolio and .67% for VIP Growth Portfolio.

The examples shown in the table above should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The 5% annual return assumed is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rates.




                                                  CONDENSED FINANCIAL INFORMATION
                                                            (Unaudited)

                                                                                                                  Total No. of
                                                            Accumulation              Accumulation              Accumulation
NON-QUALIFIED CONTRACTS                                      Unit Value                Unit Value             Units Outstanding
Account*      Fund                                        Beginning of Year            End of Year              at End of Year
                                                          -----------------           ------------            -----------------

143           Alliance Growth and Income Portfolio
              1991....................................        $1.000                    $1.017                        491,096
              1992....................................        $1.017                    $1.080                      1,127,369



                                       9


              1993....................................        $1.080                    $1.190                      1,397,688
              1994....................................        $1.190                    $1.170                      1,613,227
              1995....................................        $1.170                    $1.569                      1,716,168
              1996....................................        $1.569                    $1.922                      1,790,697
              1997....................................        $1.922                    $2.432                      1,964,939
149           Alliance Short-Term Multi-Market Portfolio
              1990....................................        $1.000                    $1.002                         62,463
              1991....................................        $1.002                    $1.060                      2,860,674
              1992....................................        $1.060                    $1.057                      2,130,062
              1993....................................        $1.057                    $1.113                      1,651,993
              1994....................................        $1.113                    $1.028                      1,302,876
              1995....................................        $1.028                    $1.084                        610,597
              1996....................................        $1.084                    $1.173                        554,457
              1997....................................        $1.173                    $1.212                        442,808
179           Northstar Variable Trust Growth Portfolio
              1996....................................        $1.000                    $1.022                        114,625
              1997....................................        $1.022                    $1.152                      1,409,062
127           Northstar Variable Trust High Yield
                 Bond Portfolio
              1995....................................        $1.000                    $1.043                         24,738
              1996....................................        $1.043                    $1.199                        957,784
              1997....................................        $1.199                    $1.324                      2,765,961
120           Northstar Variable Trust Income and
                 Growth Portfolio
              1995....................................        $1.000                    $1.101                          8,476
              1996....................................        $1.101                    $1.238                        232,833
              1997....................................        $1.238                    $1.415                        941,578
180           Northstar Variable Trust International
                 Value Portfolio
              1997....................................           N/A                       N/A                            N/A
145           Oppenheimer Aggressive Growth Fund
              1987....................................        $1.000                    $0.887                        153,418
              1988....................................        $0.887                    $0.971                      1,264,130
              1989....................................        $0.971                    $1.224                      2,899,407
              1990....................................        $1.224                    $1.014                      5,576,327
              1991....................................        $1.014                    $1.534                      7,348,757
              1992....................................        $1.534                    $1.731                      9,997,201
              1993....................................        $1.731                    $2.172                      9,363,538
              1994....................................        $2.172                    $1.982                      9,302,670
              1995....................................        $1.982                    $2.594                      8,372,729
              1996....................................        $2.594                    $3.080                      7,619,988
              1997....................................        $3.080                    $3.398                      6,413,231
151           Oppenheimer Bond Fund
              1995....................................        $1.000                    $1.046                         62,264
              1996....................................        $1.046                    $1.082                        138,625
              1997....................................        $1.082                    $1.170                        103,512
148           Oppenheimer Global Securities Fund
              1990....................................        $1.000                    $1.002                        481,915
              1991....................................        $1.002                    $1.027                      2,717,933
              1992....................................        $1.027                    $0.943                      4,148,982
              1993....................................        $0.943                    $1.579                      7,844,806
              1994....................................        $1.579                    $1.471                      9,907,933



                                       10


              1995....................................        $1.471                    $1.485                      7,628,233
              1996....................................        $1.485                    $1.728                      8,962,885
              1997....................................        $1.728                    $2.078                      7,954,143
152           Oppenheimer Growth Fund
              1995....................................        $1.000                    $1.247                      1,176,022
              1996....................................        $1.247                    $1.542                      1,618,311
              1997....................................        $1.542                    $1.925                      2,051,861
146           Oppenheimer High Income Fund
              1987....................................        $1.000                    $0.984                         24,586
              1988....................................        $0.984                    $1.115                      2,063,277
              1989....................................        $1.115                    $1.155                      3,053,727
              1990....................................        $1.155                    $1.194                      3,507,426
              1991....................................        $1.194                    $1.577                      5,011,404
              1992....................................        $1.577                    $1.835                      6,112,912
              1993....................................        $1.835                    $2.287                      6,654,354
              1994....................................        $2.287                    $2.186                      7,029,356
              1995....................................        $2.186                    $2.599                      5,723,847
              1996....................................        $2.599                    $2.958                      4,479,354
              1997....................................        $2.958                    $3.270                      4,024,075
144           Oppenheimer Money Fund
              1987....................................        $1.000                    $1.034                         93,218
              1988....................................        $1.034                    $1.095                      1,795,770
              1989....................................        $1.095                    $1.180                      3,264,826
              1990....................................        $1.180                    $1.261                      4,137,387
              1991....................................        $1.261                    $1.324                      3,530,844
              1992....................................        $1.324                    $1.359                      2,492,443
              1993....................................        $1.359                    $1.385                      3,998,003
              1994....................................        $1.385                    $1.425                      5,478,469
              1995....................................        $1.425                    $1.487                      2,852,045
              1996....................................        $1.487                    $1.544                      2,588,520
              1997....................................        $1.544                    $1.606                      2,705,988
147           Oppenheimer Multiple Strategies Fund
              1987....................................        $1.000                    $0.987                        153,630
              1988....................................        $0.987                    $1.174                      7,038,185
              1989....................................        $1.174                    $1.338                     14,688,009
              1990....................................        $1.338                    $1.296                     14,398,614
              1991....................................        $1.296                    $1.504                     11,822,309
              1992....................................        $1.504                    $1.619                     11,763,608
              1993....................................        $1.619                    $1.854                     11,614,088
              1994....................................        $1.854                    $1.795                     11,651,992
              1995....................................        $1.795                    $2.152                      9,941,909
              1996....................................        $2.152                    $2.455                      8,986,735
              1997....................................        $2.455                    $2.839                      7,808,462
150           Oppenheimer Strategic Bond Fund
              1995....................................        $1.000                    $1.121                      2,896,090
              1996....................................        $1.121                    $1.240                        412,169
              1997....................................        $1.240                    $1.332                        538,658
172           VIP Equity-Income Portfolio
              1995....................................        $1.000                    $1.166                      1,330,026
              1996....................................        $1.166                    $1.316                      2,203,171
              1997....................................        $1.316                    $1.661                      2,931,167




                                       11



171           VIP Growth Portfolio
              1995....................................        $1.000                    $1.155                      1,600,070
              1996....................................        $1.155                    $1.308                      1,793,710
              1997....................................        $1.308                    $1.587                      2,137,234
175           VIP II Asset Manager Portfolio
              1995....................................        $1.000                    $1.104                        167,816
              1996....................................        $1.104                    $1.250                        535,521
              1997....................................        $1.250                    $1.484                        654,021
178           VIP II Contrafund Portfolio
              1996....................................        $1.000                    $1.057                          4,993
              1997....................................        $1.057                    $1.292                        897,536
176           VIP II Index 500 Portfolio
              1995....................................        $1.000                    $1.171                        400,667
              1996....................................        $1.171                    $1.421                      1,428,619
              1997....................................        $1.421                    $1.852                      2,420,096
174           VIP II Investment Grade Bond Portfolio
              1995....................................        $1.000                    $1.056                         57,961
              1996....................................        $1.056                    $1.076                        155,516
              1997....................................        $1.076                    $1.161                        481,776






                                                            Accumulation              Accumulation              Accumulation
QUALIFIED CONTRACTS                                          Unit Value                Unit Value             Units Outstanding
Account*      Fund                                        Beginning of Year            End of Year              at End of Year
                                                          -----------------          --------------           -----------------

043           Alliance Growth and Income Portfolio
              1990....................................        $1.000                    $1.000                         11,759
              1991....................................        $1.000                    $1.022                        928,702
              1992....................................        $1.022                    $1.090                      1,246,481
              1993....................................        $1.090                    $1.203                      1,376,518
              1994....................................        $1.203                    $1.185                      1,613,227
              1995....................................        $1.185                    $1.588                      1,778,121
              1996....................................        $1.588                    $1.947                      1,753,403
              1997....................................        $1.947                    $2.463                      1,961,816
049           Alliance Short-Term Multi-Market Portfolio
              1990....................................        $1.000                    $1.002                        240,022
              1991....................................        $1.002                    $1.057                      2,013,739
              1992....................................        $1.057                    $1.053                      2,217,277
              1993....................................        $1.053                    $1.110                        902,191
              1994....................................        $1.110                    $1.025                        524,724
              1995....................................        $1.025                    $1.081                        221,712
              1996....................................        $1.081                    $1.170                        198,444
              1997....................................        $1.170                    $1.209                        190,880
079           Northstar Variable Trust Growth Portfolio
              1996....................................        $1.000                    $1.013                            125
              1997....................................        $1.013                    $1.142                        367,794
027           Northstar Variable Trust High Yield
                 Bond Portfolio
              1995....................................        $1.000                    $1.046                         35,156
              1996....................................        $1.046                    $1.202                        247,943
              1997....................................        $1.202                    $1.328                      1,405,786




                                       12



020           Northstar Variable Trust Income and
                 Growth Portfolio
              1995....................................        $1.000                    $1.046                         43,086
              1996....................................        $1.046                    $1.175                        141,640
              1997....................................        $1.175                    $1.344                        744,494
080           Northstar Variable Trust International
                 Value Portfolio
              1997....................................           N/A                       N/A                            N/A
045           Oppenheimer Aggressive Growth Fund
              1987....................................        $1.000                    $0.934                        213,796
              1988....................................        $0.934                    $1.041                      1,106,060
              1989....................................        $1.041                    $1.308                      2,700,696
              1990....................................        $1.308                    $1.079                      4,309,195
              1991....................................        $1.079                    $1.637                      5,852,713
              1992....................................        $1.637                    $1.861                      7,560,094
              1993....................................        $1.861                    $2.341                      8,411,689
              1994....................................        $2.341                    $2.137                     10,183,605
              1995....................................        $2.137                    $2.797                      8,254,376
              1996....................................        $2.797                    $3.321                      7,879,088
              1997....................................        $3.321                    $3.663                      7,177,053
051           Oppenheimer Bond Fund
              1995....................................        $1.000                    $1.110                         67,637
              1996....................................        $1.110                    $1.149                        115,398
              1997....................................        $1.149                    $1.242                        272,804
048           Oppenheimer Global Securities Fund
              1990....................................        $1.000                    $1.003                        195,425
              1991....................................        $1.003                    $1.028                      2,387,359
              1992....................................        $1.028                    $0.944                      3,490,049
              1993....................................        $0.944                    $1.585                      6,051,326
              1994....................................        $1.585                    $1.473                      8,959,731
              1995....................................        $1.473                    $1.487                      6,517,492
              1996....................................        $1.487                    $1.730                      6,251,704
              1997....................................        $1.730                    $2.081                      6,246,802
052           Oppenheimer Growth Fund
              1995....................................        $1.000                    $1.267                        382,509
              1996....................................        $1.267                    $1.567                        703,092
              1997....................................        $1.567                    $1.956                      1,312,664
046           Oppenheimer High Income Fund
              1987....................................        $1.000                    $1.003                         55,650
              1988....................................        $1.003                    $1.137                      1,301,095
              1989....................................        $1.137                    $1.175                      2,275,672
              1990....................................        $1.175                    $1.216                      2,217,520
              1991....................................        $1.216                    $1.607                      2,779,650
              1992....................................        $1.607                    $1.871                      3,479,721
              1993....................................        $1.871                    $2.331                      4,822,116
              1994....................................        $2.331                    $2.227                      5,483,048
              1995....................................        $2.227                    $2.648                      4,795,757
              1996....................................        $2.648                    $3.014                      3,921,301
              1997....................................        $3.014                    $3.332                      3,179,499
044           Oppenheimer Money Fund
              1987....................................        $1.000                    $1.029                        123,844
              1988....................................        $1.029                    $1.089                      1,145,741



                                       13


              1989....................................        $1.089                    $1.173                      2,501,593
              1990....................................        $1.173                    $1.250                      4,718,105
              1991....................................        $1.250                    $1.313                      2,539,827
              1992....................................        $1.313                    $1.348                      2,258,558
              1993....................................        $1.348                    $1.373                      2,679,574
              1994....................................        $1.373                    $1.413                      2,717,190
              1995....................................        $1.413                    $1.475                      1,475,816
              1996....................................        $1.475                    $1.532                      1,520,253
              1997....................................        $1.532                    $1.593                      1,684,646
047           Oppenheimer Multiple Strategies Fund
              1987....................................        $1.000                    $0.951                        416,460
              1988....................................        $0.951                    $1.147                      4,438,167
              1989....................................        $1.147                    $1.305                     15,240,153
              1990....................................        $1.305                    $1.264                     16,667,402
              1991....................................        $1.264                    $1.467                     14,730,777
              1992....................................        $1.467                    $1.579                     14,941,044
              1993....................................        $1.579                    $1.808                     15,125,832
              1994....................................        $1.808                    $1.751                     14,855,639
              1995....................................        $1.751                    $2.099                     14,609,651
              1996....................................        $2.099                    $2.394                     12,763,831
              1997....................................        $2.394                    $2.768                     10,695,235
050           Oppenheimer Strategic Bond Fund
              1995....................................        $1.000                    $1.130                      1,201,509
              1996....................................        $1.130                    $1.251                        288,665
              1997....................................        $1.251                    $1.343                        479,631
072           VIP Equity-Income Portfolio
              1995....................................        $1.000                    $1.159                        635,475
              1996....................................        $1.159                    $1.309                      1,512,879
              1997....................................        $1.309                    $1.651                      2,219,801
071           VIP Growth Portfolio
              1995....................................        $1.000                    $1.182                        906,399
              1996....................................        $1.182                    $1.339                      1,617,163
              1997....................................        $1.339                    $1.624                      2,030,716
075           VIP II Asset Manager Portfolio
              1995....................................        $1.000                    $1.099                        166,628
              1996....................................        $1.099                    $1.244                        314,032
              1997....................................        $1.244                    $1.477                        558,423
078           VIP II Contrafund Portfolio
              1996....................................        $1.000                    $1.024                        196,230
              1997....................................        $1.024                    $1.252                        753,435
076           VIP II Index 500 Portfolio
              1995....................................        $1.000                    $1.173                        301,011
              1996....................................        $1.173                    $1.423                        823,891
              1997....................................        $1.423                    $1.854                      2,086,353
074           VIP II Investment Grade Bond Portfolio
              1995....................................        $1.000                    $1.043                          5,779
              1996....................................        $1.043                    $1.063                         61,107
              1997....................................        $1.063                    $1.147                        131,202


* The inception date for each of the Funds' inclusion as investment options in the Contracts is as follows: 120: May 31, 1995; 127: September 8, 1995; 143:
January 31, 1991; 144: June 2, 1987; 145: July 30, 1987; 146: August 28, 1987;
147: June 2, 1987; 148: November 9, 1990; 149: November 23, 1990; 150: April 3,
1995; 151: June 22, 1995; 152:

March 24, 1995; 171: May 25, 1995; 172: May 25, 1995; 174: June 19, 1995; 175:
June 8, 1995; 176: May 23, 1995; 178: November 1, 1996; 179: November 1, 1996;
180: May 1, 1998; 020: July 17, 1995; 027: August 14, 1995; 043: December 27,
1990; 044: June 2, 1987; 045: June 16, 1987; 046: June 16, 1987; 047: May 27,
1987; 048: November 12, 1990; 049: November 26, 1990; 050: March 20, 1995; 051:
March 15, 1995; 052: March 15, 1995; 071: May 31, 1995; 072: May 16, 1995; 074:
September 6, 1995; 075: June 1, 1995; 076: May 16, 1995; 078: November 12, 1996;
079: December 10, 1996; 80: May 1, 1998.


                                   THE COMPANY


     ReliaStar Life Insurance Company of New York ("ReliaStar" or the "Company") is a stock life insurance company incorporated under the laws of the State of New York in 1917 under the name The Morris Plan Insurance Society. It adopted the name Bankers Security Life Insurance Society in 1946, ReliaStar Bankers Security Life Insurance Company in 1996, and ReliaStar Life Insurance Company of New York in 1998. It is authorized to transact business in all states, the District of Columbia and the Dominican Republic. The Company is a wholly-owned subsidiary of ReliaStar Financial Corp., a holding company whose subsidiaries specialize in life insurance and related financial services businesses.


     ReliaStar's principal office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797. ReliaStar writes all forms of life insurance.

                              THE SEPARATE ACCOUNTS

     Separate Accounts P and Q were established in December, 1981 and September, 1982, respectively, under the provisions of the New York Insurance Law. The Separate Accounts, along with Separate Account M, are registered collectively as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), but such registration does not involve any supervision of the management or investment practices or policies of the Separate Accounts.


     The assets of Separate Accounts P and Q are held separately from the assets of ReliaStar. Under New York Insurance Law, all income, gains or losses of the Sub-Accounts of the Separate Accounts, whether realized or not, must be credited to or charged against the amounts placed in those Sub-Accounts without regard to the other income, gains and losses of ReliaStar. The assets of the Separate Accounts attributable to the Contracts may not be charged with liabilities arising out of other business that ReliaStar conducts. They may, however, be subject to liabilities arising from Sub-Accounts whose assets are attributable to other variable annuity contracts offered by the Separate Accounts. All obligations under the Contracts are general corporate obligations of ReliaStar.

     Purchase payments allocated to the Separate Accounts under a Contract are invested in up to seventeen of the twenty available Sub-Accounts of the Separate Accounts as selected by the Contract Owner. The future Separate Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the Sub-Accounts selected.


     Shares of the Funds are also available to other variable contracts funded by the Separate Accounts and to separate accounts for other types of variable contracts. Any and all distributions received from the chosen Fund(s) will be reinvested to purchase additional Fund shares at net asset value for the Sub-Account.

                                    THE FUNDS


     There are currently twenty Sub-Accounts whose Funds are available for investment under the Separate Accounts. We reserve the right to establish additional Sub-Accounts of the Separate Accounts, each of which could invest in a new Fund with a specified investment objective. You are only permitted, however, to participate in a total of seventeen investment options over the lifetime of your Contract. You would not have to choose your investment options in advance, but upon participation in the seventeenth Fund since the issue of the Contract, you would only be able to transfer within the seventeen Funds already utilized and which are still available. This limitation includes transfers.

     For example, assume that you select seven investment options. Later, you transfer out of all your seven initial selections and choose ten different Sub-Accounts, none of which are the same as your original seven selections. You have now used your maximum selection of seventeen Sub-Accounts. You may still allocate purchase payments or transfer Contract Values among any of the seventeen Sub-Accounts you have previously selected. However, you may not allocate funds to the remaining three Sub-Accounts at any time. An Owner may transfer partial or complete Contract Values to the Fixed Account from the Variable Account at any time.

     The Northstar Variable Trust Growth Portfolio is sub-advised by Navellier Fund Management, Inc., and the Northstar Variable Trust International Value Portfolio is sub-advised by Brandes Investment Partners, L.P.

     The Company currently plans to discontinue offering certain of the Funds as investment options. It is anticipated that this will occur in the first half of 1999, subject to and contingent upon receipt of various approvals. It is expected that any policyholder monies that are invested in Sub-Accounts investing in the discontinued Funds will be transferred to alternate Funds with similar investment objectives. Policyholders who have investments in any of discontinued Funds will be permitted for a period of 30 days to transfer their investment into a non-discontinued Fund without payment of any transfer charge.


     Each of the Funds has separate assets and liabilities and a separate net asset value per share, and the value of an Accumulation Unit for a Sub-Account depends upon the value of the shares of the Fund in which the Sub-Account's assets are invested. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objective of any of the Funds will be met. The board of directors (trustees) for certain of the Funds monitors events for any irreconcilable conflicts because both variable life and variable annuity contracts invest in certain of the Funds.


     No offer will be made of a Contract funded by any of the Funds unless a current prospectus for each of the Funds has been delivered. An investor's order to purchase a Contract under a Separate Account will be accepted only if the investor has received the current prospectuses.

     For more complete information about each Fund, including management fees, other expenses, and risks associated with mixed and/or shared funding, consult the prospectus for each Fund. Additional copies of these prospectuses may be obtained by writing to ReliaStar at 4601 Fairfax Drive, Arlington, Virginia 22203.





Fund Descriptions

         INVESTMENT FUNDS                                               INVESTMENT OBJECTIVE
         ----------------                                               --------------------
Alliance Variable Products Series Fund:
         Growth and Income Portfolio                           Current income and capital appreciation
         Short-Term Multi-Market Portfolio                     High current income consistent with prudent
                                                                  investment risk
Fidelity Variable Insurance Products Fund and
   Variable Insurance Fund II:
         VIP Equity-Income Portfolio                           Reasonable income; capital appreciation
         VIP Growth Portfolio                                  Capital appreciation
         VIP II Asset Manager Portfolio                        High total return with reduced risk over the
                                                                  long-term
         VIP II Contrafund Portfolio                           Capital Appreciation
         VIP II Index 500 Portfolio                            Total return that corresponds to that of the Standard
                                                                  & Poor's 500 Index
         VIP II Investment Grade Bond Portfolio                High current income



                                       16





Northstar Variable Trust:
         Growth Portfolio                                      Long-term capital growth
         High Yield Bond Portfolio                             High current yield and capital appreciation
         Income and Growth Portfolio                           Consistent level of income; capital appreciation
         International Value Portfolio                         Long-term capital appreciation


Oppenheimer Variable Account Funds:
         Aggressive Growth Fund                                Capital appreciation
         Bond Fund                                             High current income
         Global Securities Fund                                Long-term capital appreciation
         Growth Fund                                           Capital appreciation
         High Income Fund                                      High current income
         Money Fund                                            Maximum current income with low capital risk
                                                                  and maintenance of liquidity
         Multiple Strategies Fund                              Total return, including current income and capital
                                                                  appreciation
         Strategic Bond Fund                                   High level of current income



                              PURCHASE OF CONTRACTS

Purchase Payments
     This Prospectus offers individual flexible purchase payment Contracts which provide for an initial purchase payment and for subsequent purchase payments, if desired. However, the Contract Owner assumes no obligation to make additional payments.

     Investors in each Separate Account purchase Accumulation Units only of the Sub-Account which they have chosen and not shares of the Fund in which that Sub-Account invests.

     ReliaStar uses a "two day/five day" procedure for the pricing of the initial purchase payments. The purchase payment, less any deduction for premium taxes if applicable, is applied to purchase Accumulation Units not later than two business days after receipt of the purchase order by ReliaStar if the application and all information necessary for processing the purchase order is complete. The purchase payment may be retained for the benefit of ReliaStar up to five business days to complete an incomplete application. If the information necessary to process an application within the five business days cannot be obtained, ReliaStar will inform the applicant of the reason for the delay and immediately return the payment unless the applicant requests that ReliaStar retain the money and application until it is made complete. When it is complete, applicant's funds will be invested within two business days.


     The minimum initial purchase payment must accompany the application. The initial minimum required for Separate Accounts P (Non-Qualified Plans) and Q (Qualified Plans) is $1,000 and $250, respectively (except $100 initially will be accepted for Separate Account P and $50 for Separate Account Q for all automatic payment plans, such as payroll deduction and automatic bank check plans). Subsequent purchase payments for Separate Accounts P and Q must be at least $100 and $50, respectively, but this requirement may be waived by ReliaStar. The purchaser is cautioned that investment return on smaller purchase payments may be less because of certain charges assessed by ReliaStar (see "Charges and Other Deductions"). A payment may not exceed $250,000 without the Company's consent.


Allocation of Net Purchase Payments

     Purchase payments, after deductions for any applicable premium taxes, will be allocated among the Sub-Accounts for the designated Separate Account, in accordance with the allocation percentage specified by the Contract Owner. The percentage allocation of future purchase payments may be changed by the Owner at any time prior to the Annuity Commencement Date by providing written notice to ReliaStar at its principal office or other designated office. (For a discussion of transfer rights between Funds, see "Transfers Between Sub-Accounts") Purchase payments, after any applicable premium tax deductions, may also be allocated to the Fixed Account (see "Fixed Account").

Immediate Variable Annuities

     Initial payments allocated to the Separate Accounts for immediate variable annuities will be credited, after deductions for any applicable premium taxes (see "Charges and Other Deductions"), to the Contract Owner's Individual Account and will be converted to Annuity Units (see "Annuity Period").


                          CHARGES AND OTHER DEDUCTIONS

     A.  Contingent Deferred Sales Charge (Surrender Charge)
     No deduction for a sales charge is made from the purchase payments for these Contracts. However, a Contingent Deferred Sales Charge (Surrender Charge), when applicable, will be used to help defray expenses relating to the sale of the Contracts, which include commissions paid to sales personnel, the cost of preparation of sales literature and other promotional activity. Commissions paid on the sale of these Contracts do not exceed 6% of the purchase payments. This does not include any payments the Company may make to wholesalers.

     During the Accumulation Period, prior to receiving an annuity, a Contract Owner may make as many purchase payments as desired. For purposes of determining if a Surrender Charge is due upon a partial or complete withdrawal, each purchase payment is treated separately and is measured from the date the purchase payment is received by the Company. Any Surrender Charge imposed upon a withdrawal of purchase payments is on a "first in - first out" basis. In other words, for the purposes of determining the Surrender Charge, surrenders shall first be taken from purchase payments received earliest by the Company until the amount of such payments is exhausted, and thereafter from purchase payments next earliest received. The charge, if applicable, is as follows:

     1. Any purchase payment left in this Contract for 96 months or longer is not subject to a Surrender Charge.

     2. During the first 96 months after a purchase payment is made under the Contract, a partial or complete surrender of that Payment will be charged a Surrender Charge, the amount depending upon the length of time the purchase payment was in the Contract. The Surrender Charge imposed in connection with partial surrenders will be deducted from the Separate Accounts on a pro-rata basis unless ReliaStar is instructed otherwise by the Contract Owner.

                                              Percentage of Purchase Payments
       Year from Receipt of                     Withdrawn in Excess of the
        Purchase Payment                            "No Charge Amount"
        ----------------                            ------------------
              0-1                                         7%
              1-2                                         7
              2-3                                         6
              3-4                                         5
              4-5                                         4
              5-6                                         3
              6-7                                         2
              7-8                                         1
              8+                                          0

     3. If a "first-in" purchase payment is fully withdrawn, these rules apply to the "next-in" purchase payment made under the Contract and continue thereafter in this manner. The Surrender Charge only applies to purchase payments made under the Contracts. If the total of the Contract Owner's purchase payments have been withdrawn, which may or may not have been subject to Surrender Charges, the Contract may have value from accumulated earnings. There is no Surrender Charge on these earnings.

     4. The Surrender Charge at the percentage listed above also applies at the time annuity payments begin unless (a) the first annuity payment begins after the fourth Contract year; (b) the first annuity payment begins after the second Contract year and the Annuitant has attained age 59 1/2 at such time; (c) annuity payments are being made as part of the death proceeds during the Accumulation Period or as part of a distribution upon death of the Annuitant or the Contract Owner during the Accumulation Period; or (d) this Contract is an immediate annuity, i.e., annuity payments are starting at a date no more than approximately 31 days after the Contract is issued.


     The Internal Revenue Code places (with certain exceptions) an additional IRS tax penalty on withdrawals prior to age 59 1/2 (see "Federal Income Tax Status - Penalty Tax on Surrenders or Withdrawals"). That amount, if applicable, is separate and distinct from the Contingent Deferred Sales Charge. The Contracts may be sold without a Contingent Deferred Sales Charge to directors, officers, and bona fide full-time employees of ReliaStar and its affiliated insurance companies, and to Oppenheimer Fund Management, Inc., OppenheimerFunds, Inc., Alliance Capital Management Corporation, Alliance Capital Management L.P., Fidelity Management & Research Company, and Northstar Investment Management Corporation, who qualify under rules adopted by the Securities and Exchange Commission. If applicable, such sales will be made only upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Contract will not be sold or assigned except through surrender to ReliaStar.


     B. Surrenders Without Charge
     1. After each purchase payment has been in the Contract for 12 months, a Contract Owner may surrender, during each Contract Year, up to 10% of that purchase payment without a Surrender Charge (the "No Charge Amount"). The "No Charge Amount" is also applicable to all subsequent payments which are in the Contract for more than twelve months. However, such "no fee" withdrawals may be subject to a penalty tax under the Internal Revenue Code. "No Charge Amounts" are fixed at 10% of the purchase payment and are cumulative up to 20%. For example, if in a particular year, the withdrawal option is not exercised, the "free" withdrawal for the next year is up to 20%. Withdrawals of more than 10% (except where the 20% cumulative withdrawal right applies) are subject to a Surrender Charge, if applicable (see chart below).

     2. A Contract Owner may be eligible for a waiver of the Surrender Charge during any period the Contract Owner is admitted to and confined in an accredited hospital or long-term care facility, after the Contract Owner has been confined to such an accredited hospital or long-term care facility for more than 30 days. Contract Owners interested in exercising this right should contact the Company for details.

          ILLUSTRATION OF WITHDRAWAL RIGHTS FOR EACH PURCHASE PAYMENT (Assumes $10,000 Purchase Payment and Withdrawals of $1,000 (10%) every 12 months)



                                                        Percentage and Amount
                                                         of Purchase Payment
                      Length of Time                   That May Be Withdrawn
                Each Purchase Payment                  Each 12 Months Without                   Amount and Rate Subject
                     Left in Contract                    a Surrender Charge                      to a Surrender Charge
                     ----------------                    ------------------                      ---------------------

                           Years                       %             Amount                        Amount       Rate
                           0-1                         0%            $    0                       $10,000         7%
                           1-2                         10             1,000                         9,000         7
                           2-3                         10             1,000                         8,000         6
                           3-4                         10             1,000                         7,000         5
                           4-5                         10             1,000                         6,000         4
                           5-6                         10             1,000                         5,000         3
                           6-7                         10             1,000                         4,000         2
                           7-8                         10             1,000                         3,000         1
                   8 and thereafter                    100            Total                            --         0
                                                                      Contract
                                                                      Value

     C. Mortality and Expense Risk Charges
     ReliaStar deducts an amount equal on an annual basis to 1.25% of the daily asset value of the Sub-Accounts of each Separate Account for assuming mortality and expense risks under the Contracts (approximately 1.00% for mortality and
 .25% for expenses). The mortality risk assumed by ReliaStar arises from its obligation to continue to make annuity payments, determined in accordance with the annuity tables and other provisions of the Contracts, to each Annuitant regardless of how long he lives and regardless of how long all payees as a group live. In addition, ReliaStar assumes the risk that the charges for administrative expenses may not be adequate to cover such expenses and assures that it will not increase the amount charged for administrative expenses.

     D. Contract Maintenance Charge
     Each year on the Contract Anniversary, ReliaStar will deduct an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse its expenses relating to maintenance of the Contract. In this respect ReliaStar, among other things, establishes and maintains records, and provides reports to Contract Owners. In any Contract year when the Contract is surrendered for its full value on a date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the maintenance charge under the Contract is contractual and may not be increased by ReliaStar. If an individual has more than one Contract in The USA Plan, the $30 charge will be charged on only one Contract. Each participant in a Qualified Plan is charged the Contract Maintenance Charge.

     E. Premium Taxes
     Any applicable premium tax will be deducted when incurred. Premium taxes imposed by some states or municipalities presently range from 0% to 3.5% and may be imposed at the time a payment is made or at the Annuity Commencement Date. When permitted by state law, it is ReliaStar's policy to postpone the computation and deduction of premium taxes until the Annuity Commencement Date. The amount of any applicable premium taxes will then be deducted from the Contract Value; otherwise, such taxes will be deducted from purchase payments when received. If any premium taxes are deducted, but are subsequently determined not due, ReliaStar will apply the amount previously deducted to increase the number of Accumulation Units or Annuity Units under the Contract at the time the determination is made. If premium taxes are deducted but the amount deducted is subsequently determined to be insufficient, or if no premium tax was deducted but is subsequently determined due, ReliaStar reserves the right to reduce the Accumulation Units or Annuity Units under the Contract by the amount of the tax due.

     F. Other Charges
     Charges for investment management are paid out of the assets of the Funds (see each of the Fund's prospectuses).

     G.  Reduction or Elimination of Charges
     The Company reserves the right to waive certain contract charges, as described below, in accordance with Company policies in the following circumstances:

     (1) Where a variable annuity contract issued by the Company, or any affiliated life insurance company, has no applicable surrender charge, the owner may transfer values in his contract to purchase a variable annuity Contract offered by this Prospectus and the Surrender Charge will not apply to the newly issued Contract; or

     (2) Where a life insurance or annuity contract issued by the Company, or any affiliated life insurance company, has matured, been surrendered, or where a death benefit has been paid on the contract, the recipient of the proceeds may use the proceeds to purchase a variable annuity Contract offered by this Prospectus. A Surrender Charge will not apply to the newly-issued contract if the purchase is made within two years from the date the proceeds have been paid out.

     These waivers of charges may not be available in all states.

     Additionally, any of the charges under the Contract, as well as the minimum purchase payment requirements set forth herein, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to the Company's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of the Company's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances.

     Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

                 ACCUMULATION PERIOD-DEFERRED VARIABLE ANNUITIES

     A. Crediting Accumulation Units

     During the Accumulation Period, purchase payments on deferred Variable Annuity Contracts, after deductions for any premium taxes, where applicable (see "Charges and Other Deductions"), are credited to the Contract Owner's account in the form of Accumulation Units. The number of Accumulation Units credited to a Contract Owner for the Sub-Account is determined by dividing the net purchase payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account for the Valuation Period during which the purchase payment is received by ReliaStar at its principal office.


     The value of the Contract Owner's Individual Account varies with the value of the assets of the Sub-Account and the performance of the chosen Fund. There is no assurance that the value of a Contract Owner's Individual Account will equal or exceed purchase payments. The value of a Contract Owner's Individual Account for a Valuation Period can be determined by multiplying the total number of Accumulation Units credited to his account for the Sub-Account by the value of an Accumulation Unit for the Sub-Account for that Valuation Period and adding the value of the Sub-Accounts.

     B. Value of an Accumulation Unit

     The value of an Accumulation Unit of the Sub-Accounts was arbitrarily set initially at $1.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the net investment factor, as described below, for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix 1, Example B). The value of an Accumulation Unit for the Sub-Account may increase or decrease from Valuation Period to Valuation Period and will be affected by, among other things, the investment performance of the Funds and their expenses.


     Net Investment Factor
     The net investment factor for the Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where (a) is the result of:

     (1) the net asset value per share of the Fund invested in by the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gains distributions made by the corresponding Fund if the "ex-dividend" date occurs during the current Valuation Period, minus or plus


     (3) a per share charge or credit for any taxes reserved for, which is determined by ReliaStar to have resulted from the maintenance of the Sub-Account (see "Federal Income Tax Status");


     (b) is the net result of:

     (1) the net asset value per share of the corresponding Fund determined as of the end of the immediately preceding Valuation Period, minus or plus


     (2) the per share charge or credit for any taxes reserved for the immediately preceding Valuation Period (see "Federal Income Tax Status"); and

     (c) is a factor representing the charges deducted for mortality and expense risks (see "Mortality and Expense Risk Charges"). The net investment factor may be greater or less than one; and, therefore, the value of an Accumulation Unit for the Sub-Account may increase or decrease. (For an illustration of this calculation, see Appendix 1, Example A.)

     C. Death Benefit During the Accumulation Period

     If the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, the Contract generally ends. A payment will be made by ReliaStar under the terms of the Contract upon receipt of due proof of the death of the Annuitant or Contract Owner. The amount of the payment will be determined as of the Valuation Date on or next following the date on which due proof of death is received by ReliaStar at its Executive Office or other designated office.

     During the first eight years of the Contract, the death benefit will be the greater of (1) the sum of all purchase payments (gross, prior to any deductions or charges) made under an individual Contract less any amounts surrendered, or
(2) the Contract Value. After an Owner has been in the Contract for more than eight years, ReliaStar will determine the contract value on the eighth anniversary of the Contract, and on each eighth anniversary thereafter, until the Annuitant or Owner reaches 75 years of age. If an Owner's Contract is in force for eight years or longer, and if permitted by state and/or federal law, the amount of the death benefit will be the greater of (1) the sum of all purchase payments (gross, prior to any deductions or charges) made under an individual Contract less any amounts surrendered, or (2) the Contract Value, or
(3) the Contract Value as of the last eighth year Contract Anniversary Date occurring prior to the Annuitant's or Owner's 75th birthday, less any amounts surrendered after that last eighth year Contract Anniversary date.

     If the Contract Owner did not elect payment of the death benefit under one of the Annuity Options prior to the Annuitant's death, the Beneficiary may elect to have the death benefit paid in a single sum or applied to provide an annuity under one of the Annuity Options or as otherwise permitted by ReliaStar. If a single sum settlement is requested, the proceeds will be paid within seven days of receipt of such election and due proof of death. If an Annuity Option is desired, election may be made by the Beneficiary during a ninety day period commencing with the date of receipt of notification of death. If such an election is not made, a single sum settlement will be made to the Beneficiary at the end of such ninety day period. If an Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety days after receipt by ReliaStar of notification of death. No deduction is made for sales or other expenses upon the election of an Annuity Option.

     D. Transfers Between Sub-Accounts

     During the Accumulation Period an Owner may transfer a portion or all of a Sub-Account's Contract Value between Sub-Accounts within that Separate Account or to the Fixed Account without payment of any fee or charge, subject to the following conditions: (a) the dollar amount of a transfer from any one Sub-Account may not be less than $250 except that an entire Sub-Account Contract value may be transferred if less than $250; (b) once a Contract Owner has allocated any Contract Value to any seventeen of the Sub-Accounts over the life of the Contract, transfers may only be made among these seventeen Sub-Accounts (see "The Funds"); and (c) no transfer may be made after the Annuity Commencement Date or the date of receipt by ReliaStar of notification of death of the Annuitant prior to the Annuity Commencement Date. Normally, such transfers shall be made as of the end of the Valuation Period during which the request for transfer is received by ReliaStar at its principal office or other designated office, or a later Valuation Period if requested. ReliaStar in its discretion reserves the right to refuse or reduce any transfer request that will disadvantage a Sub-Account. A transfer may be made by either: (1) submitting a written request to ReliaStar at its principal office or other designated office, or (2) by telephone or facsimile exchange instructions to ReliaStar by the Contract Owner for an account, if ReliaStar has received an application or Telephone/Fax Exchange Form authorizing telephone or fax exchanges for the account (see "Telephone/Fax Instructions").

     E. Telephone/Fax Instructions
     An Owner is allowed to enter certain types of instructions either by telephone or by fax if the Owner completes a telephone/fax instruction authorization form. If the Owner completes the form, the Owner can enter the following types of instructions by telephone or fax: transfers between funds, withdrawals, changes of allocations among fund options, change of source funds for systematic withdrawals, and change of source fund for variable annuitization payouts. If the Owner completes the telephone/fax form, the Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone/fax instructions which are received and, if received by telephone, are recorded on voice recording equipment. If a telephone/fax transaction, processed after the Owner has completed the telephone/fax form, is later determined not to have been made by the Owner or was made without the Owner's authorization, and a loss results, the Owner bears the risk of this loss. Any requests via fax are considered telephone requests and are bound by the conditions in the telephone/fax authorization form you sign. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     F. Dollar Cost Averaging

     A Dollar Cost Averaging program is available to Contract Owners who want to automatically transfer, at regular intervals, specified dollar amounts from any one Sub-Account or the Fixed Account to any other investment options available under the Contract.

     This feature is available at the time of initial purchase of the Contract or thereafter during the Accumulation Period. The Contract Owner specifies a dollar amount of Contract Value in the Account to be automatically transferred on a monthly basis to the other available Variable Account or Fixed Account investment options. The minimum transfer amount is $100, but this may be divided and allocated into two or more accounts. Transfers are not available if the Sub-Account or Fixed Account has less than $100 of value.

     Dollar Cost Averaging may also be selected for 12, 24 or 36 month periods. The total Contract Value at the time this method is selected must be at least $5,000 for the 12 month period and at least $10,000 for the 24 or 36 month period. Transfers will be made on a monthly basis into available investment options offered by the Contract, as selected by the Owner, and in the amount(s) designated by the Owner. A minimum transfer of $100 is required, and this amount may also be allocated among the Variable Account or Fixed Account

     Transfers under the Dollar Cost Averaging program will be made on the first business day of each month based on a valuation of the Accumulation Unit Values of the accounts involved as of that day, provided the New York Stock Exchange is open on that valuation date. If the Exchange is closed, valuation will be determined in the same manner described above as of the next day the Exchange is open.

     The Dollar Cost Averaging program is elected by the Owner completing an Automated Dollar Cost Averaging Form and returning it to the Company. We require 20 days after receipt to begin the program for the Contract Owner.

     Dollar Cost Averaging will terminate upon any of the following events: (1) the designated number of transfers are completed; (2) the Contract Value in the designated Sub-Account or Fixed Account falls below $100 or is insufficient to complete the next transfer for the amount designated by the Owner; (3) the Owner requests termination in writing; in this event termination of the Dollar Cost Averaging program will occur 20 days after the Company receives the termination notice; or (4) surrender of the Contract.

     Dollar Cost Averaging may be reinstated or changed, subject to the above terms, 20 days after the Company receives a new election form.


     G. Systematic Withdrawal Program
     During the Accumulation Period a Contract Owner may elect, in writing, to take systematic withdrawals from one or more of the Sub-Accounts. The withdrawals may occur monthly, quarterly, semi-annually or annually, but the amount to be systematically withdrawn must be at least $100. Withdrawals up to the "No Charge Amount" are not subject to any contractual Surrender Charges. Additional withdrawals are subject to such charges. The Owner may choose to withdraw a specified dollar amount or a percentage of the Contract Value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Systematic payments will be made within the first ten business days of the month. To begin the program, ReliaStar must receive a written request by the first day of the month. The program may be canceled by the Owner at any time by written notice to the Company. After a five (5) day notice to you the program will automatically be canceled by the Company should the Contract Value fall below $250 (see "Federal Income Tax Status").

     H. Surrender and Termination
     A Contract Owner, during the Accumulation Period under a deferred annuity Contract, may elect, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant, to surrender the Contract for all or any part of his Individual Account. Participants in Tax-Sheltered Annuities (IRC
Section 403(b) Plans) and in the Texas Optional Retirement Program are subject to the restrictions thereunder concerning the payment of amounts surrendered (see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program"). The Company will, upon receipt of a request for a partial surrender, redeem a number of Accumulation Units necessary to equal the dollar amount requested, plus any applicable Contingent Deferred Sales Charge, Contract Maintenance Charge and premium taxes. For complete surrenders, the entire Contract Value will be surrendered, the said applicable charges deducted, and the balance sent to the Contract Owner (see "Charges and Other Deductions"). The value of the Accumulation Units under a partial surrender and of the Contract Value under a complete surrender will be determined as of the end of the Valuation Period during which the written request is received by ReliaStar at its principal office. Payment of proceeds in connection with a partial or complete surrender will generally be made within seven days after receipt of request for a surrender. Postponement of payments may occur in certain circumstances (see "Time of Payments"). (For information as to Federal tax consequences resulting from surrenders, see "Federal Income Tax Status"; for information about state premium tax consequences, see "Premium Taxes" and Appendix A of the Statement of Additional Information.)


                                 ANNUITY PERIOD

     A. Annuity Commencement Date
     Annuity payments will begin on the maturity date of the Contract which is the first day of the calendar month following the Annuitant's 90th birthday, or on an earlier Annuity Commencement Date as selected by the Contract Owner. Not later than 30 days prior to the Annuity Commencement Date, the Contract Owner may elect in writing to advance or defer the Annuity Commencement Date.

     B. Annuity Options
     The Contract Owner may, at any time at least 30 days prior to the Annuity Commencement Date upon written notice to ReliaStar at its Principal Office, elect to have payments made under any one of the Annuity Options provided in the Contract. If one of the Annuity Options is not selected by the Contract Owner at least 30 days prior to the Annuity Commencement Date, the amounts held under the Contract on the date of maturity will automatically be applied to provide a variable joint and one-half to survivor life annuity under Option 2c described below.

     On the Annuity Commencement Date, ReliaStar will apply the Contract value, reduced by any applicable premium taxes not previously deducted, to provide a Variable Annuity, a Fixed Annuity, or any combination thereof, as elected by the Contract Owner.

     The Contracts provide for the Annuity Options described below. The payments under the Annuity Options may be fixed, variable, or any combination thereof, as determined by the Contract Owner, except for Option 4 under which the payments must be variable.

     Option 1 - Life Annuity - An annuity payable during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. If this Option is elected, annuity payments terminate automatically and immediately upon the death of the Annuitant without regard to the number or total amount of payments received. (For example, if the Annuitant dies before the due date of the second payment, no further payments will be made.) Generally, however, the monthly payment amount during the Annuitant's lifetime is greater under Option 1 than the monthly payment amount where payments for a guaranteed number of months (Option 3) has been selected.

     Option 2a - Joint and 100% Survivor Life Annuity - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter at the same amount during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

     Option 2b - Joint and Two-Thirds to Survivor Life Annuity - An annuity payable monthly during the lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

     Option 2c - Joint and One-Half to Survivor Life Annuity - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

     Under Options 2a, 2b, 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received, even if only one payment has been received.

     Option 3 - Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the life of the Annuitant with the guarantee that if, upon the death of the Annuitant, annuity payments have been made for less than 60, 120 or 240 monthly periods, as elected, payments will be made as follows:

     1. Any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary. The Beneficiary may, at any time, elect to have the present value of the unpaid guaranteed number of annuity payments commuted in the manner specified in 2 below, paid in a lump sum.

     2. If a Beneficiary receiving annuity payments under this Option dies after the death of the Annuitant, the present value, computed as of the Valuation Period in which notice of death of the Beneficiary is received by ReliaStar at its principal office, of the guaranteed number of annuity payments remaining after the receipt of such notice and to which such deceased Beneficiary would have been entitled had he not died, computed at the effective annual interest rate assumed in determining the Annuity Tables contained in the Contract, shall be paid in a lump sum in accordance with the Contract.


     Option 4 - Unit Refund Life Annuity - An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. An additional annuity payment will be made to the Beneficiary equal to the value of an Annuity Unit Value of the Separate Account as of the date that notice of death in writing is received by ReliaStar at its principal office, multiplied by the excess if any, of (a) over (b) where: (a) is the net Contract value allocated to Sub-Accounts and applied under the Option at the Annuity Commencement Date, divided by the corresponding Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of the number of Annuity Units applicable under the Sub-Account represented by each annuity payment and the number of annuity payments made. The additional payment will be equal to the combined results, if any, for the Separate Account. (For an illustration of this Option see Appendix II.)


     C. Allocation of Annuity
     The Contract Owner may elect to have the net Contract Value, as determined below in Paragraph E, applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. Such elections must be made, or modified if previously made, in writing to ReliaStar at its principal office or other designated office, at least 30 days prior to the Annuity Commencement Date. After the Annuity Commencement Date, redemptions are not allowed.

     D. Value of an Annuity Unit

     For each of the Sub-Accounts of the Separate Accounts, the value of an Annuity Unit was arbitrarily set initially at $1.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the net investment factor (see "Accumulation Period - Deferred Variable Annuities: Net Investment Factor") for the Valuation Period for which the value of the Annuity Unit is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation see Appendix III, Example A.)


     E. Frequency and Amount of Annuity Payments
     When annuity payments are to commence, the Contract Value to be applied to a Variable Annuity Option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable premium taxes not previously deducted will be deducted from the Contract Value to determine the net Contract value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the monthly installment for each $1,000 of contract value applied. These Annuity Tables vary according to the Annuity Option selected by the Contract Owner and according to the sex and adjusted age of the Annuitant and any joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table assuming births in the year 1900 and a net investment rate of 3.5% per annum.

     Because statistically women as a class live longer than men, the annuity payout rates for women under Annuity Tables which differentiate between men and women are less, at the same age, than they are for men. On July 6, 1983, the United States Supreme Court ruled that employer-based retirement benefits derived from contributions made after August 1, 1983 may not differentiate between men and women. In calculating benefits derived from contributions made after August 1, 1983 for employer-based retirement plans funded by Contracts offered by this prospectus, we will not use values which differentiate between men and women. We will increase the guaranteed annuity payment rates in the Annuity Tables for women so that they will equal the guaranteed annuity rates for men. However, we will continue to use Annuity Tables which differentiate between men and women for Contracts which are not associated with employer-based retirement plans.


     The dollar amount of the first monthly payment of a Variable Annuity, determined as above, is divided by the value of an Annuity Unit for the Sub-Account for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Sub-Account. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Sub-Account by the applicable value of an annuity unit for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit is determined on each Valuation Date and will vary with the investment performance of the Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C, and D.)


     If the net Contract Value on the Annuity Commencement Date is less than $2,000, ReliaStar may pay such Value in one sum in lieu of annuity payments. If the net Contract Value is not less than $2,000 but the annuity payments provided for would be or become less than $20, ReliaStar may change the frequency of annuity payments to such intervals as will result in payments of at least $20.

     F. Assumed Investment Rate
     A 3.5% assumed investment rate is built into the annuity tables in the Contract. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent variable annuity payments. A lower assumption would have the opposite effect. If the actual net investment rate of the Sub-Account is at the annual rate of 3.5%, the variable annuity payments will be level.

                        MISCELLANEOUS CONTRACT PROVISIONS

     A. Time of Payments
     All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for a withdrawal or termination. However, ReliaStar reserves the right to postpone payment of any amounts derived from purchase payments paid by check or bank draft until ReliaStar is reasonably assured that the check or draft has cleared, normally thirty days from the date of receipt of the check or draft. ReliaStar further reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the SEC, is restricted;
(2) for any period during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held in the Separate Account is not reasonably practical or it is not reasonably practical to determine the value of the Separate Account's net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

     B. Right to Examine Contract
     Any Contract Owner may revoke the Contract at any time between the date of application and the date 20 days after receipt of the Contract. In order to revoke the Contract, it must be mailed or delivered (if it has already been received), to the agent through whom the Contract was purchased, or to the Company at 4601 Fairfax Drive, Arlington, Virginia 22203. Mailing or delivery must occur on or before 20 days after receipt of the Contract for revocation to be effective.

     Upon revocation, ReliaStar will pay, unless otherwise required by state and/or federal law, the Contract Value for the Contract based on the Accumulation Unit Value as of the close of the business day when the Contract is received at ReliaStar's principal office. The liability of the Separate Account under this provision is limited to the Contract Owner's Contract Value in the Separate Account on the date of receipt.

     C. Amendment of Contract
     Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments.

     D. Reports to Contract Owners

     ReliaStar will mail to each Contract Owner, at the last known address of record, at least annually, a statement of the Accumulation Units credited to the Contract for the Sub-Accounts and the values of the Accumulation Units. In addition, the latest available reports of the Funds invested in by the Sub-Accounts will be mailed to each Contract Owner.


     E. Assignment
     Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to be used for payment of any claims against any Annuitant, joint annuitant or Beneficiary. Separate Account P Contracts may be assigned. Separate Account Q Contracts may not be assigned.

     F. Substitution of Fund Shares
     If in ReliaStar's judgment one or more of the Funds becomes unsuitable for investment by Contract Owners because of a change in the investment policy, or a change in the tax laws, or because the shares are no longer available for investment, ReliaStar may seek to substitute the shares of another Fund or the shares of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

     G. Ownership of the Contract
     Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be a person other than the Annuitant. This is frequently the case with respect to Contracts issued in connection with corporate retirement plans and Keogh Plans. Transfer of the ownership of a Contract may involve Federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

                            FEDERAL INCOME TAX STATUS

     A. Introduction
     The Contracts may be purchased for use by individuals in retirement plans which qualify for Federal tax benefits available under Sections 401, 403(a), 403(b), 408 or 457 plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986 (the "Code"). They may also be issued for deferred compensation and other individual retirement plans which do not qualify under such provisions of the Code ("Non-Qualified Plans"). The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits of the Contract Owner, Annuitant or Beneficiary depends on ReliaStar's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.


     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon ReliaStar's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). For a discussion of Federal income taxes as they relate to the mutual funds, please see the accompanying Prospectuses of the Funds. References are made in this discussion to the tax acts of the last several years that have significantly affected taxation of these products: the Deficit Reduction Act of 1984 (the "DRA"), the Tax Reform Act of 1986 (the "TRA"); and the Technical and Miscellaneous Revenue Act of 1988 (the "TAMRA"). The TRA and the TAMRA tax acts also include technical corrections to the DRA, some of which are discussed in the material below.


     B. Tax Status
     ReliaStar is taxed as a life insurance company under Subchapter L of the Code. Since Separate Accounts P and Q are not separate entities from ReliaStar and their operations form a part of ReliaStar, they will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of an Accumulation Unit held under the Contracts. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing Federal income tax law, the Separate Accounts' investment income, including realized net capital gains, is not taxed to ReliaStar to the extent it is applied to increase reserves under a Contract. ReliaStar's basis in the assets underlying the Contracts will be adjusted for appreciation or depreciation, to the extent the reserves are so adjusted.

     C. Taxation of Annuities in General - Non-Qualified Plans

     Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Accumulation Units held under a Contract until some form of distribution is made under the Contract. However, in some cases, the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see page 30. In the case of Contracts not meeting the diversification requirements, see page 30.

     1. Surrenders or Withdrawals

      Section 72 of the Code provides that a complete surrender or a withdrawal from a Contract prior to the date of maturity of the Contract will, as a general rule, be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The remainder will be treated as a return of capital. For these purposes, loans against the Contract or the pledging of the Contract are treated as withdrawals. The "investment in the Contract" is the aggregate amount of purchase payments by or on behalf of an individual under a Contract minus the amounts received under the

Contract that have been excludable from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For Contracts issued in connection with Qualified Plans, the "investment in the contract" can be zero.

     2. Annuity Payments
     For fixed annuity payments, the taxable portion of each payment is determined by a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income rates. Withholding of Federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies ReliaStar of that election. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


     3. Taxation of Death Benefit Proceeds

     Amounts may be distributed from a Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under an Annuity Option, they are taxed in the same way as annuity payments. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


     4. Penalty Tax on Surrenders or Withdrawals
     Generally, a 10 percent (10%) penalty tax is imposed on premature taxable distributions (surrenders or withdrawals). The penalty is 10 percent (10%) of the amount received that is includible in income by the Contract Owner. The penalty tax is not imposed on amounts received (i) after the Contract Owner attains age 59 1/2, (ii) after the death of the Contract Owner (or, if the Contract Owner is not an individual, on or after the death of the primary annuitant), (iii) that are attributable to the Contract Owner becoming totally disabled, (iv) in a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary, and (v) under an immediate annuity contract (an annuity which is purchased with a single premium, the annuity starting date of which commences no later than one year from the date of the purchase of the annuity and which provides for a series of substantially equal periodic payments to be made not less frequently than annually). Other tax penalties may apply to certain distributions under a Qualified Plan Contract (see "Qualified Plans").

     5.  Possible Tax Changes.
     The President's 1999 Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes in uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


     D. Additional Considerations

     1. Distribution-at-Death Rules.

     In order to be treated as an annuity contract, a Contract issued on or after January 19, 1985 must provide that if any Contract Owner dies on or after the Contract Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remainder of his interest will be distributed at least as quickly as the method in effect on the Owner's death. If a Contract Owner dies before the Annuity Commencement Date, his entire interest must generally be distributed within five (5) years after the date of death, or must be annuitized for some period (not extending beyond the life or life expectancy of the designated Beneficiary) within one (1) year after the date of death. If the designated Beneficiary is the spouse of the deceased Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as the sole Contract Owner.


     For Contracts issued on or after April 23, 1987, the following changes apply. Where a Contract Owner is not an individual, the primary Annuitant is considered a Contract Owner. The primary Annuitant is defined as the individual, the events in whose life which are of primary importance in affecting the timing and amount of the payout under the Contract. In addition, when a Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners. Other rules relating to distributions at death apply to Qualified Plans. You should consult your legal counsel and tax adviser regarding these rules and their impact on the Contracts (see "Qualified Plans").

     2. Gift of annuity contracts.
     With respect to Contracts issued on or after April 23, 1987, gifts of non-qualified annuity contracts prior to the Annuity Commencement Date will trigger tax on the gain in the Contract, with the donor getting a step-up in basis for the amount included in the donor's income. This provision does not apply to transfers between spouses or incident to a divorce.

     3. Contracts Owned by Non-Natural Persons.

     In the case of contributions after February 28, 1986, where the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includible in income each year. The rule does not apply where the non-natural person is the nominal Owner of a Contract and the beneficial Owner is a natural person. The rule also does not apply where the annuity Contract is acquired by the estate of a decedent, where the Contract is held under a Qualified Plan, a TSA program, or an IRA, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a Qualified Plan, and in the case of an immediate annuity.


     4. Section 1035 Exchanges.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules which formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985, in a Code Section 1035 exchange, are treated after exchange as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code 1035 transactions. Purchasers wishing to take advantage of Code 1035 should consult their tax advisors.


     5. Anti-Abuse Rules.

     To discourage abusive situations, TAMRA provides that all deferred annuity contracts issued after October 21, 1988 by the same insurer (or its affiliates) to the same contract owner during any 12-month period will be aggregated in figuring how much of any distribution is includible in gross income. TAMRA also gives the Treasury Department regulatory authority to prevent avoidance of TAMRA's rules concerning how much of any distribution is includible in gross income.


     6. Diversification Requirements.
     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Accounts, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although the Company does not have control over the Funds in which the Separate Accounts invest, the Company expects that each Fund in which the Separate Accounts own shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Funds underlying a separate account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

     7. Ownership Treatment.

     In certain circumstances, Owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract Owner will be considered the owner of separate account assets if the contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

     The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contracts has the choice of one or more Sub-Accounts in which to allocate premiums and Contract Values, and may be able to transfer among Sub-Accounts more frequently than in such rulings. These differences could result in the Contract Owner being treated as the Owner of the assets of the Separate Accounts. In addition, ReliaStar does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. ReliaStar therefore reserves the right to modify the Contracts as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Separate Accounts.


     8. Transfers, Assignments or Exchanges of a Contract.

     A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchanges should contact a competent tax advisor with respect to the potential effects of such a transaction.


     9.  Withholding.

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distribution from certain Qualified Plans are generally subject to mandatory withholding.


     10.  Multiple Contracts.

     All Non-Qualified deferred annuity contracts entered into after October 21, 1988 that are issued by ReliaStar (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

     E. Qualified Plans
     The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, Individual Retirement Arrangements ("IRAs"), Corporate Pension and Profit-Sharing Plans and Section 457 Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any Qualified Plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     The TRA has made numerous changes in the tax rules governing Qualified Plans including rules with respect to: maximum contributions, minimum, maximum and timing of distributions, anti-discrimination, coverage and vesting. The TRA also generally increased the penalty tax on premature distributions, substantially revised the general rules for the taxation of distributions, and added a new penalty tax on large distributions. The following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith:


     1. Tax-Sheltered Annuities.

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, specified in Code 501(c)(3) to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for Federal income tax purposes. However, these payments may be subject to FICA (Social Security) taxes. These annuity contracts are commonly referred to as "TSAs." In accordance with the requirements of Section 403(b), any Contract used for a 403(b) plan will restrict distributions of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. Purchasers of the Contracts for these purposes should seek competent advice as to eligibility, applicable non-discrimination rules, limitations on permissible amounts of purchase payments, required distributions and tax consequences upon distribution.


     2. Keogh Plans.

     The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs," or Qualified Plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, special rules apply to such plans with respect to maximum permissible contributions, required distributions, nonforfeitability of interests, nondiscrimination, and the taxation of distributions. Restrictions on the availability of the amounts may be applicable. In order to establish such a plan, a plan document must be adopted and implemented by the employer, and advance approval by the IRS is often requested. Purchasers of the Contracts for use with Keogh plans should seek competent advice as to the suitability of the proposed plan document and of the Contracts to those specific needs.


     3. Individual Retirement Arrangements.
     Section 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions must commence.
Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract owner reach age 70 1/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA. On or after July 1, 1998, the Contract may be purchased for use with a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

     4. Corporate Pension and Profit Sharing Plans.

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. The rules applicable to such plans of corporate employers are similar to the rules applicable to Keogh plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder. Corporate employers, intending to use the Contracts in connection with such plans, should seek competent advice in connection therewith.

     5. Section 457 Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax-Exempt Entities. Section 457 of the Code provides for certain deferred compensation plans with respect to service for state and local governments and tax-exempt entities. The Contracts may be used in connection with these plans; however, under these plans, the Contract Owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. A number of special rules apply to deferred compensation plans described in Code Section 457, relating to items such as ownership of plan assets, persons allowed to participate, maximum contributions, permitted distributions, required distributions, and taxation of distributions. Accordingly, state and local governments and tax-exempt entities intending to use the Contracts in connection with such plans should seek competent advice in connection therewith.

     F. Withholding Requirements Where Rollovers are Distributed Directly to the Participant
     A qualified retirement or annuity plan must permit participants to elect to have any distribution that is eligible for rollover treatment ("Eligible Rollover Distributions") transferred directly to another qualified plan, IRA or individual retirement annuity specified by the participant. Direct transfers are sometimes referred to as Trustee-to-Trustee transfer.

     Beginning January 1, 1993, when Eligible Rollover Distributions are made directly to the participants, rather than Trustees-to-Trustee, 20% of the distribution will be withheld and paid to the IRS.

     G. Seek Tax Advice
     The above description of Federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules relating to Qualified Plans are extremely complex and often difficult to comprehend. Many of these rules were changed by the TRA. Anything less than full compliance with the applicable rules, all of which are subject to change, may trigger severe adverse tax consequences. A prospective purchaser considering adoption of a Qualified Plan should first consult a qualified and competent tax advisor.


                             PREPARING FOR YEAR 2000

     Like all financial services providers, ReliaStar utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. ReliaStar has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on ReliaStar. However, as of the date of this prospectus, it is not anticipated that Contract owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. ReliaStar currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that it will be successful, or that interaction with other service providers will not impair ReliaStar's services at that time.

                                   REGULATION

     A. State
     ReliaStar is subject to the laws of the State of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operations of ReliaStar for the preceding year and its financial condition as of the end of such year.

     ReliaStar's books and accounts are subject to review by the Department of Insurance at any time and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies except to determine compliance with the requirements of New York Insurance Law. In addition, ReliaStar is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

     B. Proposed Unisex Legislation

     From time to time, legislation in several forms is considered to prohibit insurers from using rates or factors which distinguish on the basis of sex in determining premium rates and benefit payments under insurance policies and annuity contracts (see "Annuity Period"). If "unisex" insurance requirements are enacted, ReliaStar may be required to utilize contract annuity rate tables which do not differentiate in the amount of annuity benefits on the basis of sex. If enacted, one aspect of such legislation might result in a Contract change which provides for either an increase in the initial rate amounts of monthly benefits to be applied for females or a decrease in such rate amounts for males or a combination of both. ReliaStar may be required to amend existing policies to reflect such changes.


                                  VOTING RIGHTS

     As stated above, all of the assets held in the Sub-Accounts of the Separate Accounts will be invested in shares of the corresponding Fund (the "Fund Shares"). In accordance with its view of present applicable law, ReliaStar will vote the Fund Shares held in the Separate Account at meetings of shareholders of the Fund in accordance with instructions received from the Contract Owner. Fund Shares as to which no timely instructions are received and Fund shares that are not otherwise attributable to Contract Owners will be voted by ReliaStar in proportion to the instructions received from all persons furnishing timely instructions. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result ReliaStar determines that it is permitted to vote the Fund Shares in its own right, it may elect to do so.

     Prior to the Annuity Commencement Date, the number of Fund Shares held in the Sub-Accounts of the Separate Accounts which is attributable to each Contract Owner is determined by dividing the Sub-Account Contract value by the net asset value of one Fund Share. After the Annuity Commencement Date, the number of Fund Shares held in the Sub-Account of the Separate Account which is attributable to each Contract is determined by dividing the reserve held in the Sub-Account for the variable annuity payment under such Contract by the net asset value of one Fund Share. As this reserve fluctuates, the number of votes fluctuates, although generally they will decrease, causing the votes attributable to a Contract to decrease.

     The number of votes which a person has the right to cast will be determined as of the record date established by each Fund. Voting instructions will be solicited by written communication prior to the date of the meeting at which votes are to be cast. Each person having a voting interest in the Separate Account will receive reports and other materials relating to the Funds.

                        TEXAS OPTIONAL RETIREMENT PROGRAM

     Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds may, however, be used to fund another eligible retirement vehicle.

                                   LITIGATION

     ReliaStar and its affiliates, like other life insurance companies, are involved in lawsuits, which may include class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, ReliaStar believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or upon ReliaStar.


                             REGISTRATION STATEMENT

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Accounts, ReliaStar, and the Contracts. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS


     Legal matters in connection with the Contracts described in this Prospectus have been passed upon by Jeffrey A. Proulx, Associate Counsel for ReliaStar.


                                PERFORMANCE DATA


     From time to time, the ReliaStar Life Insurance Company of New York Variable Annuity Accounts ("The USA Plan") may advertise several types of performance measures relating both to the Funds and to the Sub-Accounts themselves for specified periods, assuming current Contract charges and actual Fund performance. Methods of quoting performance will include standardized calculations of average annual total return for one, five and ten years, ending on a recent calendar quarter, or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Sub-Account. The USA Plan may also use nonstandardized performance measures, comparisons of investment results to various indices including the Dow Jones Average of 30 Industrial Stocks, the Standard and Poor's 500 Stock Index, the Consumer Price Index, the Salomon Brothers High Grade Bond Index, the Lehman Brothers Government/Corporate Bond Index and the Merrill Lynch Government/Corporate Master Index, all of which are widely recognized indices of stock market performance but which do not include the reinvestment of income dividends and do not consider tax consequences. In addition, The USA Plan may be compared to the performance of other fixed income or government bond mutual funds or mutual fund indices such as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Their performance calculations are based upon changes in net asset value with all dividends reinvested, but do not include the effect of any sales charges. Comparisons may also be made with results of other mutual funds or groups of mutual funds in advertisements or in reports furnished to present or prospective shareholders. Standardized measures of performance are based on several assumptions which may or may not apply to an individual investor's account. Because the average annual total return figures are annualized, they represent an average percentage change over an annual period which may be based on less than 12 months of actual data, whereas previously reported total return figures may not have been annualized and represented in those cases the aggregate percentage or dollar-value change over the period in question.


     The USA Plan's method for computing average annual total return is to compute the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. All recurring charges are reflected in the calculations. The asset charges are reflected in the changes in unit values. The $30 Contract Maintenance Charge is deducted by dividing the total amount of contract fees collected in the prior year by the total average net assets.

     Certain Sub-Accounts may quote current yield and effective yield. The current yield refers to the income generated by an investment over a 7-day period (which period will be stated in the advertisement). This income is then assumed to be earned each week over a 52-week period. The effective yield is calculated similarly, but the income earned by the sub-account investments are assumed to be reinvested.

     Each of the other Sub-Accounts may also quote yield. The yield of these Sub-Accounts refers to the net income earned by the underlying mutual fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month or six months. The resulting semi-annual yield is doubled.

     Other reportable performance measures may include income production rates, percentage changes in Accumulation Unit Values, and distribution rates. A distribution rate is simply a measure of the level of income and short-term capital gain dividends distributed for a specified period. It is, therefore, not intended to be a complete measure of performance. The distribution rate may sometimes be greater than yield since, for instance, it may include short-term gains (which may be nonrecurring) and may not include the effect of amortization of bond premiums. A distribution rate will be accompanied by a disclosure explaining (i) the components of the distribution rate that differ from yield,
(ii) where components consist of capital gains, they are nonrecurring, and (iii) where a component consists of option premiums, what potential effect on overall performance option writing might have.

     Any of the indicators mentioned in the section entitled "Performance Data" may be included in sales literature and shareholder reports when accompanied by required standardized calculations. More detailed information on performance data is set forth in the Statement of Additional Information.

                              FINANCIAL STATEMENTS

     The financial statements of ReliaStar set forth in the Statement of Additional Information are separate and apart from the financial statements of Separate Accounts P and Q and should be considered only as bearing upon the ability of ReliaStar to meet its obligations under the Contracts.

                       STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to the Separate Accounts and ReliaStar. The Table of Contents of the Statement of Additional Information is set forth below:



         General Information About the Company.....................................................................      S-2
         Custodian and Accountants.................................................................................      S-2
         Underwriter...............................................................................................      S-2
         Calculation of Performance Data...........................................................................      S-2
         Financial Statements......................................................................................      S-10

     Contract Owner inquiries and requests for a Statement of Additional Information should be directed to ReliaStar in writing at ReliaStar Life Insurance Company of New York Variable Annuity Administration Center, Route 4300, P.O. Box 59218, Minneapolis, MN 55429-0218, or by telephoning ReliaStar at
(800) 621-3750.


                                THE FIXED ACCOUNT

     During the accumulation period, the Owner may elect to have Contract Values accumulate on a fixed basis in the Fixed Account within the Company's General Account, which consists of all assets of ReliaStar other than allocated to any separate account of ReliaStar. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interest therein are subject to the provisions of these acts and, as a result, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account.

Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving Separate Accounts P and Q and their Sub-Accounts and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from ReliaStar's principal office or from your registered representative.

General Description
     ReliaStar's obligations with respect to the Fixed Account are supported by its General Account. Subject to applicable law, ReliaStar has sole discretion over the investment of the assets in its General Account.

     ReliaStar guarantees that Contract Values in the Fixed Account will accrue interest at an effective rate of at least 4%, independent of the actual investment experience of the General Account. ReliaStar may, at its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year. Any interest rate in excess of 4% per year with respect to any amount in the Fixed Account pursuant to a Contract will be declared by ReliaStar for a specific period of time as follows. On the issue date and on any Contract Anniversary, the excess interest, if any, will be set on the Fixed Account Value and guaranteed until the next Contract Anniversary. Net purchase payments and transfers into the Fixed Account during the contract year will be credited with an excess interest rate as then declared and such excess interest rate will be guaranteed until the next Contract Anniversary.

     Once credited, such interest will be guaranteed and become part of the Contract Value in the Fixed Account from which deductions for fees and charges may be made.

     Charges under the Contract are the same as when a Separate Account is being used, except that the 1.25% per annum charged for mortality and expense risk is not imposed on amounts of Contract Value in the Fixed Account.

Fixed Account Value
     The Contract's Fixed Account Value on any Valuation Date is the sum of the net purchase payments allocated to the Fixed Account, plus any transfers from the Separate Accounts, plus interest credited to the Fixed Account, less any surrenders, any applicable Contingent Deferred Sales Charges, any applicable premium taxes, annual Contract Maintenance Charges allocated to the Fixed Account, and/or transfers to the Separate Accounts.

Transfers, Total and Partial Surrenders

     Amounts in Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Sub-Accounts of the Separate Accounts with respect to total and partial surrenders (see "Charges and Other Deductions").


     Transfers out of the Fixed Account have special limitations. The owner may make partial or total transfers of Contract Values from the Fixed Account to one or more variable Sub-Accounts available in the Contract, as long as the amounts to be transferred have been in the Fixed Account for at least six months, unless transfers are being made as a part of an automatic dollar cost averaging program. The following conditions are also applicable: (a) all transfers within the Contract are without payment of any fee or charge; (b) the dollar amount of a transfer may not be less than $250 except that the entire Fixed Account Value may be transferred if less than $250; and (c) no transfer may be made after the Annuity Commencement Date or the date of receipt by ReliaStar of notification of death of the Annuitant. All transfers shall be made as of the end of the Valuation Period during which the request for transfer is received by ReliaStar at its principal office, or later Valuation Period if requested.

                                   APPENDIX I

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                         THE NET INVESTMENT FACTOR OF A
                          SUB-ACCOUNT FOR ALL CONTRACTS

                                A + B - C
Net Investment Factor =        ---------    -    F
                                 D - E


Where:
A     =      The Net Asset Value of the Fund as of the end of the current
             Valuation Period.
             Assume....................................................................=      $11.570000

B     =      The per share amount of any dividend or capital gains
             distribution since the end of the immediately preceding Valuation
             Period.
             Assume....................................................................=               0

C     =      The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
             Assume....................................................................=               0

D     =      The Net Asset Value of a Fund share at the end of the immediately preceding Valuation Period.
             Assume....................................................................=       11.400000

E     =      The per share amount of any taxes reserved for at the end of the immediately preceding Valuation Period.
             Assume....................................................................=               0

F     =      The daily deduction for mortality and expense risks, which totals
             1.25% on an annual basis
             On a Daily Basis..........................................................=        0.000034

Then, the Net Investment Factor         =    11.570000  -     0.000034
                                             ---------
                                             11.400000

                                    EXAMPLE B

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                          ACCUMULATION UNIT VALUE OF A
                                   SUB-ACCOUNT

Accumulation Unit Value       =    A x B

Where:
A     =      The Accumulation Unit Value for the immediately preceding
             Valuation Period.
             Assume....................................................................=       $1.347125

B     =      The Net Investment Factor for the current Valuation Period.
             Assume....................................................................=        1.014878

Then, the Accumulation Unit Value
=            $1.347125    x   1.014878
=            $1.367167

                                   APPENDIX II

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                           DEATH BENEFIT PAYABLE UNDER
                 SETTLEMENT OPTION 4 - UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant the designated Beneficiary under this option will receive under each applicable Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following format:

Annuity Units Payable =       A - (C x D), if A is greater then C x D
                              ---------------------------------------
                              -                   -
                              B                   B

Where:
A     =      The net benefit applied on the Annuity Commencement Date to purchase the Variable Annuity.
             Assume....................................................................=      $15,000

B     =      The Annuity Unit Value at the Annuity Commencement Date.
             Assume....................................................................=     1.103300

C     =      The number of Annuity Units represented by each payment made.
             Assume....................................................................=    82.933019

D     =      The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
             Assume....................................................................=     24

Then the number of Annuity Units Payable

           $15,00000  -    (82.933019 x 24)
           ---------  -    ----------------
           $1.103300

= 13,595.576905 - 1990.392456
= 11,605.184449 Annuity Unit

If the value of an Annuity Unit on the date of receipt of notification of death was $1.130529 then the amount of the benefit under each applicable Separate Unit would be:

11,605.18449 x $1.130529 = $13,120.00

This calculation will be made for each Separate Account upon which Variable Annuity Payments were based.

                                  APPENDIX III

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                               ANNUITY VALUE OF A
                                SEPARATE ACCOUNT

Annuity Unit Value = A x B x C

Where:
A     =      Annuity Unit Value for the immediately preceding Valuation
             Period.
             Assume....................................................................=     $1.097696

B     =      Net Investment Factor for the Valuation Period for which the
             Annuity Unit is being calculated.
             Assume....................................................................=      1.005200

C     =      A factor to neutralize the assumed interest of 3 1/2% built into the Annuity tables used.
             Daily factor equals.......................................................=      0.999906


Then, the Annuity Value is:

$1.097696 x 1.005200 x 0.999906 = $1.103300

                                    EXAMPLE B

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                              ONE SEPARATE ACCOUNT

First Monthly Variable Annuity Payment          =      A    x   B
                                                       ----------
                                                        $1,000


Where:
A     =        The Contract value allocated to a Separate Account for the
               Valuation Date or immediately preceding the seventh day before the
               Annuity Commencement Date.
               Assume....................................................................=     $15,000.00

B     =        The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Contract.
               Assume....................................................................=       6.100000

Then, the first Monthly Variable Payment

=           $15,000   x   $6.10   =   $91.50
            -------------------
             $1,000

                                    EXAMPLE C

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE NUMBER OF ANNUITY UNITS FOR ONE SEPARATE ACCOUNT REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units       =    A
                                   -
                                   B

Where:
A     =    The dollar amount of the first monthly Variable Annuity Payment.
           Assume....................................................................=     $91.50

B     =    The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
           Assume....................................................................=     $1.103300

Then, the number of Annuity Units

=        $91.50     =     82.933019
         ------
       $1.103300

                                    EXAMPLE D

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                   ANNUITY PAYMENTS FROM ONE SEPARATE ACCOUNT

Second Monthly Variable Annuity Payment          =    A   x  B

Where:
A     =        The number of Annuity Units represented by each monthly Variable
               Annuity Payment.
               Assume....................................................................=      $82.933019

B     =        The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the second (or subsequent) Variable Annuity Payment is due.
               Assume....................................................................=       $1.128621

Then, the second monthly Variable Annuity Payment

=          $82.933019 x $1.128621 = $93.60

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.074360.

Then, the second monthly Variable Annuity Payment

=           $82.933019 x $1.074360 = $89.10

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE ANNUITY FUNDS M, P AND Q
             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                          1000 Woodbury Lane, Suite 102
                               Woodbury, NY 11797
                            Telephone: (516) 682-8700



                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1998

         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Contract's Prospectus, dated May 1, 1998, which is available without charge by contacting ReliaStar Life Insurance Company of New York at (800) 621-3750 or by writing to the following address:

ReliaStar Life Insurance Company of New York
Variable Annuity Administration Center
Route 4300
P.O. Box 59218
Minneapolis, MN 55429-0218




                                                         TABLE OF CONTENTS

Heading                                                                                                                         Page
-------                                                                                                                         ----

GENERAL INFORMATION ABOUT THE COMPANY...........................................................................................S-2

CUSTODIAN AND ACCOUNTANTS.......................................................................................................S-2

UNDERWRITER.....................................................................................................................S-2

CALCULATION OF PERFORMANCE DATA.................................................................................................S-2

FINANCIAL STATEMENTS...........................................................................................................S-10

                      GENERAL INFORMATION ABOUT THE COMPANY


         ReliaStar Life Insurance Company of New York ("ReliaStar" or the "Company") is a stock life insurance company incorporated under the laws of the State of New York in 1917 under the name The Morris Plan Insurance Society. It adopted the name Bankers Security Life Insurance Society in 1946, ReliaStar Bankers Security Life Insurance Company in 1996, and ReliaStar Life Insurance Company of New York in 1998. ReliaStar is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company, which is in turn a wholly-owned subsidiary of ReliaStar United Services Life Insurance Company ("ReliaStar United Services") which in turn is wholly-owned by ReliaStar Life Insurance Company, which is a subsidiary of ReliaStar Financial Corp. ReliaStar Financial Corp. is a holding company incorporated under the laws of the State of Delaware whose subsidiaries are engaged in life and health insurance and financial services.


                           CUSTODIAN AND ACCOUNTANTS

A.       Custodian

         ReliaStar, whose address appears on the cover of the prospectus, is the custodian of the assets of the Separate Accounts.

B.       Accountants


         The annual financial statements of ReliaStar Life Insurance Company of New York Variable Annuity Funds P and Q as of December 31, 1997, which are included in the Statement of Additional Information, and the annual financial statements of ReliaStar, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche, LLP, independent auditors, as stated in their reports, which are incorporated by reference and included herein, and have been so incorporated and included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                   UNDERWRITER


         The Contracts are distributed in continuous offering by the principal underwriter, Washington Square Securities, Inc. ("WSSI"), an affiliate of ReliaStar and a subsidiary of ReliaStar Financial Corp. WSSI is a registered broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of WSSI is 100 Washington Avenue South, Minneapolis, MN 55401. Prior to February 1, 1997, the principal underwriter for the Contracts was ReliaStar Financial Marketing Corporation ("RFMC"), also an affiliate of ReliaStar. The Contracts are sold by state-licensed insurance agents of ReliaStar who are also registered representatives of broker/dealers who have sales agreements with WSSI. There are no special purchase plans or exchange privileges not described in the Prospectus (see "Charges and Other Deductions," on page 18 of the Prospectus). Commissions paid to these and other broker/dealers obtaining applications for Contracts accepted by ReliaStar will not exceed 6% of the Purchase Payments. The Contracts are sold in those states where their sale is lawful. Under certain circumstances, dealers may, in the calendar year in which they qualify, receive their commissions in advance of Contract Owner purchase payments. During 1995, 1996 and 1997, RFMC received approximately $383,919.00, $0, and $0, respectively, of commission income for the sale of variable annuity contracts issued by ReliaStar. During 1996 and 1997, WSSI received $658,877 and $840,154, respectively, of commission income for the sale of variable annuity contracts issued by ReliaStar.

                         CALCULATION OF PERFORMANCE DATA


Current Yield and Effective Yield:

         Current yield and effective yield will be calculated only for the Oppenheimer Money Fund.

         The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(Base Period Return + 1)(365/7)] - 1

         Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the Oppenheimer Money Fund, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

         The Oppenheimer Money Fund's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.


         The yield and effective yield of the Sub-Account for the seven-day period ending December 31, 1997 were as follows:

         Non-Qualified Contracts                    Qualified Contracts

         Yield:            3.14%                    Yield:            3.13%
         Effective Yield:  3.18%                    Effective Yield:  3.18%


Standardized Yield:


         A standardized yield computation may be used for the Northstar Variable Trust High Yield Bond Portfolio, the Oppenheimer Strategic Bond Fund, the Oppenheimer Bond Fund and the VIP II Investment Grade Bond Portfolio Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:


         YIELD = 2[(a - b + 1)(6) - 1]
                    -----
                     cd

Where:

                  a = net investment earned during the period by the Fund or
                      Portfolio attributable to shares owned by the Sub-Account.

                  b = expenses accrued for the period (net of reimbursements).

                  c = the average daily number of Accumulation Units outstanding during the period.

                  d = the maximum offering price per Accumulation Unit on the last day of the period.

         Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

         Average Annual Total Returns. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

         Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

         Average annual total returns will be calculated using Sub-Account unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying portfolio, the deductions for the Mortality and Expense Risk Charges, and the Contract Maintenance Charge. The calculation assumes that the Contract Maintenance Charge is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per dollar Contract Maintenance Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The total return will then be calculated according to the following formula:

         TR =              ((ERV/P)(1/N)) - 1

         Where:

         TR = The average annual total return net of Sub-Account recurring charges.

         ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

         P =               a hypothetical initial payment of $1,000.

         N =               the number of years in the period.

                          Such average annual total return information for the
Sub-Accounts is as follows:





QUALIFIED PLANS                              For the 1-year    For the 5-year    For the 10-year    For the period from date
                                             period ended      period ended       period ended          of inception of
Sub-Account                                     12/31/97          12/31/97          12/31/97        Sub-Account to 12/31/97
-----------                                     --------          --------          --------        -----------------------

Alliance Growth and Income Portfolio             20.12%            17.29%              N/A                   13.55%
(Inception: 12/27/90)


Alliance Short-Term Multi-Market Portfolio       -3.10%            2.10%               N/A                   2.49%
(Inception: 11/26/90)

Northstar Variable Trust Growth Portfolio        6.37%              N/A                N/A                   7.27%
(Inception: 12/10/96)

Northstar Variable Trust High Yield Bond         4.00%              N/A                N/A                   10.76%
Portfolio
(Inception: 8/14/95)

Northstar Variable Trust Income and              7.88%              N/A                N/A                   10.97%
Growth Portfolio
(Inception: 7/17/95)

Northstar Variable Trust International            N/A               N/A                N/A                    N/A
Value Portfolio
(Inception: 5/1/98)

Oppenheimer Aggressive Growth Fund               3.89%             14.04%            14.57%                  13.02%
(Inception: 6/16/87)

Oppenheimer Bond Fund                            1.69%              N/A                N/A                   6.42%
(Inception: 3/14/95)

Oppenheimer Global Securities Fund               13.84%            16.72%              N/A                   10.65%
(Inception: 11/12/90)

Oppenheimer Growth Fund                          18.42%             N/A                N/A                   25.85%
(Inception: 3/14/95)

Oppenheimer High Income Fund                     4.14%             11.74%            12.69%                  12.01%
(Inception: 6/16/87)

Oppenheimer Money Fund                           -2.41%            2.73%              4.38%                  4.40%
(Inception: 5/27/87)

Oppenheimer Multiple Strategies Fund             9.23%             11.37%            11.20%                  10.00%
(Inception: 5/27/87)

Oppenheimer Strategic Bond Fund                  0.96%              N/A                N/A                   9.61%
(Inception: 3/20/95)

VIP Equity-Income Portfolio                      19.78%             N/A                N/A                   19.54%
(Inception: 5/16/95)



                                      S-5






VIP Growth Portfolio                             14.90%             N/A                N/A                   19.10%
(Inception: 5/31/95)

VIP II Asset Manager Portfolio                   12.33%             N/A                N/A                   14.69%
(Inception: 6/1/95)

VIP II Contrafund Portfolio                      15.86%             N/A                N/A                   16.26%
(Inception: 11/12/96)

VIP II Index 500 Portfolio                       23.94%             N/A                N/A                   25.10%
(Inception: 5/16/95)

VIP II Investment Grade Bond Portfolio           1.50%              N/A                N/A                   4.00%
(Inception: 9/16/95)



NON-QUALIFIED PLANS                          For the 1-year    For the 5-year    For the 10-year    For the period from date
                                             period ended      period ended       period ended          of inception of
Sub-Account                                     12/31/97          12/31/97          12/31/97        Sub-Account to 12/31/97
-----------                                     --------          --------          --------        -----------------------

Alliance Growth and Income Portfolio             20.12%            17.19%              N/A                   13.50%
(Inception: 1/31/91)

Alliance Short-Term Multi-Market Portfolio       -3.10%            2.08%               N/A                   2.53%
(Inception: 11/23/90)

Northstar Variable Trust Growth Portfolio        6.38%              N/A                N/A                   7.44%
(Inception: 11/1/96)

Northstar Variable Trust High Yield Bond         4.00%              N/A                N/A                   10.96%
Portfolio
(Inception: 9/8/95)

Northstar Variable Trust Income and              7.88%              N/A                N/A                   12.71%
Growth Portfolio
(Inception: 5/31/95)

Northstar Variable Trust International            N/A               N/A                N/A                    N/A
Value Portfolio
(Inception: 5/1/98)

Oppenheimer Aggressive Growth Fund               3.89%             13.98%            14.30%                  12.36%
(Inception:  7/30/87)

Oppenheimer Bond Fund                            1.69%              N/A                N/A                   4.52%
(Inception: 6/22/95)

Oppenheimer Global Securities Fund               13.84%            16.70%              N/A                   10.61%
(Inception: 11/9/90)

Oppenheimer Growth Fund                          18.42%             N/A                N/A                   25.38%
(Inception: 3/24/95)

Oppenheimer High Income Fund                     4.14%             11.76%            12.69%                  12.05%
(Inception:  8/28/87)


                                      S-6




Oppenheimer Money Fund                           -2.41%            2.72%              4.41%                  4.49%
(Inception:  6/2/87)

Oppenheimer Multiple Strategies Fund             9.23%             11.38%            11.06%                  10.28%
(Inception: 6/2/87)

Oppenheimer Strategic Bond Fund                  0.96%              N/A                N/A                   9.40%
(Inception: 4/3/95)

VIP Equity-Income Portfolio                      19.77%             N/A                N/A                   20.02%
(Inception: 5/25/95)

VIP Growth Portfolio                             14.90%             N/A                N/A                   17.88%
(Inception: 5/25/95)

VIP II Asset Manager Portfolio                   12.33%             N/A                N/A                   15.02%
(Inception: 6/8/95)

VIP II Contrafund Portfolio                      15.86%             N/A                N/A                   19.19%
(Inception: 11/1/96)

VIP II Index 500 Portfolio                       23.94%             N/A                N/A                   25.25%
(Inception: 5/23/95)

VIP II Investment Grade Bond Portfolio           1.50%              N/A                N/A                   4.04%
(Inception: 6/19/95)


         Other Total Returns. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:



                                          Returns Since Sub-Accounts Commenced Operations
                                          -----------------------------------------------


QUALIFIED PLANS                              For the 1-year   For the 5-year    For the 10-year     For the period from date
                                             period ended      period ended      period ended           of inception of
Sub-Account                                     12/31/97         12/31/97           12/31/97        Sub-Account to 12/31/97
-----------                                     --------         --------           --------        -----------------------
Alliance Growth and Income Portfolio             26.42%           17.63%              N/A                    13.61%
(Inception: 12/27/90)

Alliance Short-Term Multi-Market Portfolio       3.20%             2.68%              N/A                    2.59%
(Inception: 11/26/90)

Northstar Variable Trust Growth Portfolio        12.67%             N/A                N/A                   13.20%
(Inception: 12/10/96)

Northstar Variable Trust High Yield Bond         10.30%             N/A                N/A                   12.49%
Portfolio
(Inception: 8/14/95)

Northstar Variable Trust Income and              14.18%             N/A                N/A                   12.62%
Growth Portfolio
(Inception: 7/17/95)



                                     S-7






Northstar Variable Trust International            N/A               N/A                N/A                     N/A
Value Portfolio
(Inception 5/1/98)

Oppenheimer Aggressive Growth Fund               10.19%           14.41%             14.57%                  13.02%
(Inception: 6/16/87)

Oppenheimer Bond Fund                            7.99%              N/A                N/A                    7.93%
(Inception: 3/14/95)

Oppenheimer Global Securities Fund               20.14%           17.06%               N/A                   10.71%
(Inception: 11/12/90)

Oppenheimer Growth Fund                          24.72%             N/A                N/A                   26.98%
(Inception: 3/14/95)

Oppenheimer High Income Fund                     10.44%           12.15%             12.69%                  12.01%
(Inception: 6/16/87

Oppenheimer Money Fund                           3.89%             3.30%              4.38%                   4.40%
(Inception: 5/27/87

Oppenheimer Multiple Strategies Fund             15.53%           11.79%             11.20%                  10.00%
(Inception: 5/27/87)

Oppenheimer Strategic Bond Fund                  7.26%              N/A                N/A                   11.05%
(Inception: 3/20/95)

VIP Equity-Income Portfolio                      26.08%             N/A               N/A                    20.90%
(Inception: 5/16/95)

VIP Growth Portfolio                             21.20%             N/A               N/A                    20.49%
(Inception: 5/31/95)

VIP II Asset Manager Portfolio                   18.63%             N/A               N/A                    16.17%
(Inception: 6/1/95)

VIP II Contrafund Portfolio                      22.16%             N/A               N/A                    21.69%
(Inception: 11/1/96)

VIP II Index 500 Portfolio                       30.24%             N/A               N/A                    26.36%
(Inception: 5/16/95)

VIP II Investment Grade Bond Portfolio           7.80%              N/A               N/A                    5.94%
(Inception: 9/16/95)




NON-QUALIFIED PLANS                         For the 1-year    For the 5-year     For the 10-year    For the period from date
                                             period ended     period ended        period ended           of inception of
Sub-Account                                    12/31/97          12/31/97           12/31/97         Sub-Account to 12/31/97
-----------                                    --------          --------           --------         -----------------------

Alliance Growth and Income Portfolio            26.42%            17.53%               N/A                   13.61%
(Inception: 1/31/91)

Alliance Short-Term Multi-Market Portfolio       3.20%            2.67%                N/A                    2.62%
(Inception: 11/23/90)



                                       S-8




Northstar Variable Trust Growth Portfolio       12.68%             N/A                 N/A                   12.77%
(Inception: 11/1/96)

Northstar Variable Trust High Yield Bond        10.30%             N/A                 N/A                   12.75%
Portfolio
(Inception: 9/8/95)

Northstar Variable Trust Income and             14.18%             N/A                 N/A                   14.22%
Growth Portfolio
(Inception: 5/31/95)

Northstar Variable Trust International            N/A              N/A                 N/A                     N/A
Value Portfolio
(Inception: 5/1/98)

Oppenheimer Aggressive Growth Fund              10.19%            14.36%             14.30%                  12.36%
(Inception:  7/30/87)

Oppenheimer Bond Fund                            7.99%             N/A                 N/A                    6.27%
(Inception: 6/22/95)

Oppenheimer Global Securities Fund              20.14%            17.05%               N/A                   10.67%
(Inception: 11/9/90)

Oppenheimer Growth Fund                         24.72%             N/A                 N/A                   26.53%
(Inception: 3/24/95)

Oppenheimer High Income Fund                    10.44%            12.17%             12.69%                  12.05%
(Inception:  8/28/87)

Oppenheimer Money Fund                           3.89%            3.29%               4.41%                   4.49%
(Inception:  6/2/87)

Oppenheimer Multiple Strategies Fund            15.53%            11.79%             11.06%                  10.28%
(Inception: 6/2/87)

Oppenheimer Strategic Bond Fund                  7.26%             N/A                 N/A                   10.88%
(Inception: 4/3/95)

VIP Equity-Income Portfolio                     26.07%             N/A                 N/A                   21.38%
(Inception: 5/25/95)

VIP Growth Portfolio                            21.20%             N/A                 N/A                   19.28%
(Inception: 5/25/95)

VIP II Asset Manager Portfolio                  18.63%             N/A                 N/A                   16.51%
(Inception: 6/8/95)

VIP II Contrafund Portfolio                     22.16%             N/A                 N/A                   24.42%
(Inception: 11/1/96)

VIP II Index 500 Portfolio                      30.24%             N/A                 N/A                   26.52%
(Inception: 5/23/95)

VIP II Investment Grade Bond Portfolio           7.80%             N/A                 N/A                    5.80%
(Inception: 6/19/95)

         The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula.

         CTR =    ERV/P - 1

         Where:

         CTR = The Cumulative Total Return net of Sub-Account recurring charges for the period.

         ERV = the ending redeemable value of the hypothetical investment at the end of the period.

         P = a hypothetical single payment of $1,000.


         Effect of the Annual Administrative Charge on Performance Data. The Contract provides for a $30 Contract Maintenance Charge to be deducted annually at the end of each Contract year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Contract Maintenance Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1997.


                              FINANCIAL STATEMENTS


         The Statement of Additional Information includes Financial Statements of the ReliaStar Life Insurance Company of New York Variable Annuity Funds P and Q for The USA Plan as of December 31, 1997 and for each of the two years in the period then ended. Deloitte & Touche, LLP served as independent auditors for the years ended December 31, 1997 and 1996.

         The Company's statement of financial condition as of December 31, 1997 and 1996, and the related statements of operations, changes of capital and surplus and cash flows for the years ended December 31, 1997 and 1996 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                          Independent Auditors' Report

Board of Directors
ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company of New York
Variable Annuity Funds P and Q for the USA Plan Contract Owners:


We have audited the accompanying combined statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Annuity Funds P and Q for the USA Plan as of December 31, 1997 and the related combined statement of operations and changes in contract owners' equity for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1997, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York Variable Annuity Funds P and Q for the USA Plan as of December 31, 1997 and the results of its combined operations and changes in contract owners' equity for the years ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP



Minneapolis, Minnesota
February 20, 1998

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                    VARIABLE FUNDS P AND Q FOR THE USA PLAN
                  COMBINED STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,1997



ASSETS:
     Investments in mutual funds at market value:

                                                                   Shares          Cost          Market Value
                                                                  --------     -----------       ------------
     Alliance Variable Products Series Fund:
          Growth and Income Portfolio..........................    482,566      $6,386,937        $9,617,533
          Short-Term Multi-Market Portfolio....................     72,676         744,478           768,184
     Fidelity's Variable Insurance Products Fund (VIP)
              and Variable Insurance Products Fund II (VIP II):
          Asset Manager Portfolio .............................     99,917       1,574,483         1,799,507
          Contrafund Portfolio ................................    105,565       1,865,181         2,104,967
          Equity-Income Portfolio .............................    352,173       6,991,034         8,550,766
          Growth Portfolio ....................................    180,489       5,517,490         6,696,148
          Index 500 Portfolio .................................     56,591         688,564           710,788
          Investment Grade Bond Portfolio .....................     73,069       7,292,199         8,358,378
     Northstar Variable Trust:
          Growth Portfolio ....................................    129,094       1,914,492         2,046,136
          High-Yield Bond Portfolio ...........................  1,056,685       5,616,373         5,600,428
          Income & Growth Portfolio ...........................    179,606       2,249,231         2,334,877
     Oppenheimer Variable Account Funds:
          Bond Fund............................................     38,657         450,386           460,404
          Capital Appreciation Fund............................  1,175,322      26,612,023        48,141,174
          Global Securites Fund................................     20,115       5,392,361         6,525,131
          Growth Fund..........................................  1,383,062      20,840,525        29,556,037
          High Income Fund.....................................  2,064,311      21,398,135        23,780,867
          Money Fund...........................................  7,121,867       7,121,866         7,121,866
          Multiple Strategies Fund.............................  3,052,608      36,789,149        51,924,870
          Strategic Bond Fund..................................    266,204       1,335,061         1,362,963
                                                                             ==============    =============
          Total Investments ..............................................   $160,779,968
              Total Assets ................................................................     $217,461,024
                                                                                               =============

LIABILITIES AND CONTRACT OWNERS' EQUITY:
     Due to ReliaStar Life Insurance Company of New York
          for contract charges and reserve transfers ..........                                     $315,271
     Contract Owners' Equity ..................................                                  217,145,753
                                                                                               -------------
              Total Liabilities and Contract Owners' Equity ...                                 $217,461,024
                                                                                               =============

    The accompanying notes are an integral part of the financial statements.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                     COMBINED STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 For the years ended December 31, 1997 and 1996



                                                                       Total All Funds                      Alliance
                                                                          Combined                     Growth and Income
                                                               -------------------------------  -------------------------------
                                                                     1997           1996             1997             1996
                                                                 -----------     -----------      ----------      -----------
Net investment income:
     Reinvested dividend income................................  $10,926,407     $11,389,208        $459,951       $1,000,205
     Reinvested capital gains..................................       73,934               -               -                -
     Administrative expenses...................................   (2,678,134)     (2,304,654)       (105,001)         (78,165)
                                                                 -----------      ----------       ---------        ---------
        Net investment income (loss)
           and capital gains...................................    8,322,207       9,084,554         354,950          922,040
                                                                 -----------      ----------       ---------        ---------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares.............................   20,199,268       1,879,223         391,608           10,402
     Increase (decrease) in unrealized
        appreciation of investments............................      349,817      15,329,276       1,188,137          343,053
                                                                 -----------      ----------       ---------        ---------
       Net realized and unrealized
         gains (losses)........................................   20,549,085      17,208,499       1,579,745          353,455
                                                                 -----------      ----------       ---------        ---------
       Additions from operations ..............................   28,871,292      26,293,053       1,934,695        1,275,495
                                                                 -----------      ----------       ---------        ---------
Contract Owners' transactions:
     Net premium payments  ....................................   23,921,527      15,291,786         954,159          424,920
     Transfers between sub-accounts  ..........................    2,276,787       3,780,759         633,296          252,161
     Surrenders and other benefits  ...........................  (25,073,461)    (27,284,431)       (747,470)        (666,602)
     Death benefits  ..........................................   (1,176,334)              -         (47,320)               -
     Transfers to (from) required reserves ....................            -      (1,113,785)              -           50,930
     Annuity payments  ........................................     (700,489)              -          (2,177)               -
                                                                 -----------      ----------       ---------        ---------
         (Reductions) additions for contract
             owners' transactions..............................     (751,970)     (9,325,671)        790,488           61,409
                                                                 -----------      ----------       ---------        ---------
         Net additions (reductions) for the year...............   28,119,322      16,967,382       2,725,183        1,336,904


Contract Owners' Equity, beginning of the year.................  189,026,431     172,059,049       6,880,041        5,543,137
                                                                 -----------      ----------       ---------        ---------
Contract Owners' Equity, end of the year....................... $217,145,753    $189,026,431      $9,605,224       $6,880,041
                                                                ============     ===========       =========        =========

Units Outstanding, beginning of the year.......................   84,888,702      85,967,772   3,544,100.000    3,494,289.000
Units Outstanding, end of the year.............................   92,145,143      84,888,702   3,926,754.519    3,544,100.000

Net Asset Value per Unit:
       Tax-Qualified...........................................                                    $2.463076        $1.947000
       Non Tax-Qualified.......................................                                    $2.432149        $1.922000

                                                                         Alliance
                                                                   Short-Term Multi-Market
                                                                  --------------------------
                                                                      1997           1996
                                                                    ---------     ----------
Net investment income:
     Reinvested dividend income................................      $52,652        $62,769
     Reinvested capital gains..................................            -              -
     Administrative expenses...................................      (11,180)       (11,694)
                                                                     -------        -------
        Net investment income (loss)
           and capital gains...................................       41,472         51,075
                                                                     -------        -------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares.............................      (98,935)         8,990
     Increase (decrease) in unrealized
        appreciation of investments............................       84,384          7,029
                                                                     -------        -------
       Net realized and unrealized
         gains (losses)........................................      (14,551)        16,019
                                                                     -------        -------
       Additions from operations ..............................       26,921         67,094
                                                                     -------        -------
Contract Owners' transactions:
     Net premium payments  ....................................      242,523         20,318
     Transfers between sub-accounts  ..........................     (181,323)      (131,832)
     Surrenders and other benefits  ...........................     (203,418)       (43,398)
     Death benefits  ..........................................            -              -
     Transfers to (from) required reserves ....................            -         71,549
     Annuity payments  ........................................            -              -
                                                                     -------        -------
         (Reductions) additions for contract
             owners' transactions..............................     (142,218)       (83,363)
                                                                     -------        -------
         Net additions (reductions) for the year...............     (115,297)       (16,269)


Contract Owners' Equity, beginning of the year.................      882,625        898,894
                                                                     -------        -------
Contract Owners' Equity, end of the year.......................     $767,328       $882,625
                                                                     =======        =======

Units Outstanding, beginning of the year.......................  752,901.000    832,309.000
Units Outstanding, end of the year.............................  633,688.103    752,901.000

Net Asset Value per Unit:
       Tax-Qualified...........................................    $1.208833      $1.170000
       Non Tax-Qualified.......................................    $1.211796      $1.173000

                                                                       Fidelity's VIP II              Fidelity's VIP II
                                                                    Asset Manager Portfolio          Contrafund Portflio
                                                                 -----------------------------  --------------------------
                                                                     1997           1996             1997          1996
                                                                 -----------     ----------       ----------     ---------
Net investment income:
     Reinvested dividend income...............................     $135,703        $32,151          $6,790          $  -
     Reinvested capital gains.................................            -              -               -             -
     Administrative expenses..................................      (18,425)       (10,650)        (14,796)         (300)
                                                                    -------        -------          ------          ----
        Net investment income (loss)
           and capital gains..................................      117,278         21,501          (8,006)         (300)
                                                                    -------        -------          ------          ----
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares............................       10,269         (5,231)         10,255             -
     Increase (decrease) in unrealized
        appreciation of investments...........................      118,761         86,934         238,800           986
                                                                    -------        -------          ------          ----
       Net realized and unrealized
         gains (losses).......................................      129,030         81,703         249,055           986
                                                                    -------        -------          ------          ----
       Additions from operations .............................      246,308        103,204         241,049           686
                                                                    -------        -------          ------          ----
Contract Owners' transactions:

     Net premium payments  ...................................      342,856        377,780         509,140             -
     Transfers between sub-accounts  .........................      221,150        283,666       1,182,684       205,461
     Surrenders and other benefits  ..........................      (60,692)       (58,693)        (36,330)            -
     Death benefits  .........................................      (27,399)             -               -             -
     Transfers to (from) required reserves ...................            -            266               -             6
     Annuity payments  .......................................       (1,601)             -               -             -
                                                                    -------        -------          ------          ----
         (Reductions) additions for contract
             owners' transactions.............................      474,314        603,019       1,655,494       205,467
                                                                    -------        -------          ------          ----
         Net additions (reductions) for the year..............      720,622        706,223       1,896,543       206,153


Contract Owners' Equity, beginning of the year................    1,077,456        371,233         206,153             -
                                                                    -------        -------          ------          ----
Contract Owners' Equity, end of the year......................   $1,798,078     $1,077,456      $2,102,696      $206,153
                                                                  =========      =========      ==========       =======

Units Outstanding, beginning of the year......................  849,553.000    334,444.000     201,223.000         -
Units Outstanding, end of the year............................1,212,443.806    849,553.000   1,650,970.899   201,223.000

Net Asset Value per Unit:
       Tax-Qualified..........................................    $1.477435      $1.244000       $1.251682     $1.024000
       Non Tax-Qualified......................................    $1.484035      $1.250000       $1.292027     $1.057000




                                                                     Fidelity's VIP
                                                                 Equity-Income Portfolio
                                                              -----------------------------
                                                                     1997            1996
                                                                 ----------       ---------
Net investment income:
     Reinvested dividend income...............................    $516,789        $115,792
     Reinvested capital gains.................................           -               -
     Administrative expenses..................................     (86,079)        (48,603)
                                                                  --------        --------
        Net investment income (loss)
           and capital gains..................................     430,710          67,189
                                                                  --------        --------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares............................     186,880         (10,636)
     Increase (decrease) in unrealized
        appreciation of investments...........................     975,944         427,623
                                                                  --------        --------
       Net realized and unrealized
         gains (losses).......................................   1,162,824         416,987
                                                                  --------        --------
       Additions from operations .............................   1,593,534         484,176
                                                                  --------        --------
Contract Owners' transactions:
     Net premium payments  ...................................   1,292,516         958,112
     Transfers between sub-accounts  .........................   1,198,468       1,478,431
     Surrenders and other benefits  ..........................    (352,551)       (333,217)
     Death benefits  .........................................     (89,764)              -
     Transfers to (from) required reserves ...................           -          15,552
     Annuity payments  .......................................      (1,686)              -
                                                                  --------        --------
         (Reductions) additions for contract
             owners' transactions.............................   2,046,983       2,118,878
                                                                  --------        --------
         Net additions (reductions) for the year..............   3,640,517       2,603,054

Contract Owners' Equity, beginning of the year................   4,896,335       2,293,281
                                                                  --------        --------
Contract Owners' Equity, end of the year......................  $8,536,852      $4,896,335
                                                                 =========      ==========

Units Outstanding, beginning of the year......................      3,716,050.000   1,965,501.000
Units Outstanding, end of the year............................      5,150,968.435   3,716,050.000

Net Asset Value per Unit:
       Tax-Qualified..........................................          $1.651183       $1.309000
       Non Tax-Qualified......................................          $1.660592       $1.316000

    The accompanying notes are an integral part of the financial statements.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                 For the years ended December 31, 1997 and 1996








                                                                             Fidelity's VIP
                                                                            Growth Portfolio
                                                               ---------------------------------------------
                                                                       1997                   1996
                                                                      ------                 ------
Net investment income:
     Reinvested dividend income.....................                $174,719                 $217,126
     Reinvested capital gains.......................                       -                        -
     Administrative expenses........................                 (76,558)                 (49,094)
                                                               ----------------         ----------------
        Net investment income (loss)
           and capital gains........................                  98,161                  168,032
                                                               ----------------         ----------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares                                   154,660                  (72,245)
     Increase (decrease) in unrealized
        appreciation of investments                                  872,572                  342,596
                                                               ----------------         ----------------

       Net realized and unrealized
         gains (losses).............................               1,027,232                  270,351
                                                               ----------------         ----------------

       Additions from operations ...................               1,125,393                  438,383
                                                               ----------------         ----------------
Contract Owners' transactions:

     Net premium payments ..........................               1,057,986                1,385,667
     Transfers between sub-accounts ................                 237,002                  312,321
     Surrenders and other benefits .................                (223,928)                (548,078)
     Death benefits ................................                 (18,264)                       -
     Transfers to (from) required reserves .........                       -                   13,500
     Annuity payments ..............................                       -                        -
                                                                ----------------         ----------------
         Additions (reductions) for Contract
             owners' transactions...................               1,052,796                1,163,410
                                                                ----------------         ----------------
         Net additions (reductions) for the year....               2,178,189                1,601,793


Contract Owners' Equity, beginning of the year......               4,511,425                2,909,632
                                                                ----------------         ----------------
Contract Owners' Equity, end of the year............              $6,689,614               $4,511,425
                                                                ================         ================

Units Outstanding, beginning of the year                       3,410,873.000            2,506,469.000
Units Outstanding, end of the year                             4,167,949.732            3,410,873.000

Net Asset Value per Unit:
        Tax-Qualified                                              $1.624095                $1.339000
       Non Tax-Qualified                                           $1.586882                $1.308000




                                                                     Fidelity's VIP II
                                                                     Investment Grade
                                                                      Bond Portfolio
                                                     ----------------------------------------------------
                                                                 1997                   1996
                                                        -------------------        ----------------------
Net investment income:
     Reinvested dividend income.....................            $15,789                 $5,092
     Reinvested capital gains.......................                  -                      -
     Administrative expenses........................             (4,119)                (2,609)
                                                         ----------------          ----------------
        Net investment income (loss)
           and capital gains........................             11,670                  2,483
                                                         ----------------          ----------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares                                 (480)                (2,614)
     Increase (decrease) in unrealized
        appreciation of investments                              14,642                  5,159
                                                         ----------------          ----------------

       Net realized and unrealized
         gains (losses).............................             14,162                  2,545
                                                         ----------------          ----------------

       Additions from operations ...................             25,832                  5,028
                                                         ----------------          ----------------
Contract Owners' transactions:

     Net premium payments ..........................             36,527                 83,686
     Transfers between sub-accounts ................            409,625                196,457
     Surrenders and other benefits .................             (1,753)              (112,220)
     Death benefits ................................                  -                      -
     Transfers to (from) required reserves .........                  -                    174
     Annuity payments ..............................               (653)                     -
                                                         ----------------          ----------------
         Additions (reductions) for Contract
             owners' transactions...................            443,746                168,097
                                                         ----------------          ----------------
         Net additions (reductions) for the year....            469,578                173,125


Contract Owners' Equity, beginning of the year......            240,574                 67,449
                                                         ----------------          ----------------
Contract Owners' Equity, end of the year............           $710,152               $240,574
                                                         ================          ================

Units Outstanding, beginning of the year                    216,623.000             63,740.000
Units Outstanding, end of the year                          612,978.577            216,623.000

Net Asset Value per Unit:
        Tax-Qualified                                         $1.146863              $1.063000
       Non Tax-Qualified                                      $1.611880              $1.076000






                                                                         Fidelity's VIP II
                                                                        Index 500 Portfolio
                                                                  -------------------------------------
                                                                      1997                   1996
                                                                  ---------------        --------------
Net investment income:
     Reinvested dividend income.....................                $128,703                $61,371
     Reinvested capital gains.......................                       -                      -
     Administrative expenses........................                 (76,743)               (28,781)
                                                                  ----------------       ----------------
        Net investment income (loss)
           and capital gains........................                  51,960                 32,590
                                                                  ----------------       ----------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares                                   796,830                  1,882
     Increase (decrease) in unrealized
        appreciation of investments                                  572,472                427,064
                                                                  ----------------       ----------------

       Net realized and unrealized
         gains (losses).............................               1,369,302                428,946
                                                                  ----------------       ----------------

       Additions from operations ...................               1,421,262                461,536
                                                                  ----------------       ----------------
Contract Owners' transactions:

     Net premium payments ..........................               1,872,920              1,053,924
     Transfers between sub-accounts ................               2,299,262              1,077,726
     Surrenders and other benefits .................                (331,299)              (215,342)
     Death benefits ................................                (113,027)                     -
     Transfers to (from) required reserves .........                       -                  3,077
     Annuity payments ..............................                       -                      -
                                                                  ----------------       ----------------
         Additions (reductions) for Contract
             owners' transactions...................               3,727,856              1,919,385
                                                                  ----------------       ----------------
         Net additions (reductions) for the year....               5,149,118              2,380,921


Contract Owners' Equity, beginning of the year......               3,201,884                820,963
                                                                  ----------------       ----------------
Contract Owners' Equity, end of the year............              $8,351,002             $3,201,884
                                                                  ================       ================

Units Outstanding, beginning of the year                       2,252,510.000            701,678.000
Units Outstanding, end of the year                             4,506,448.253          2,252,510.000

Net Asset Value per Unit:
        Tax-Qualified                                              $1.854287              $1.423000
       Non Tax-Qualified                                           $1.852119              $1.421000







                                                                       Northstar Variable Trust
                                                                             Growth Portfolio
                                                               ---------------------------------------------
                                                                      1997                     1996
                                                                 ---------------        ------------------
Net investment income:
     Reinvested dividend income........................              $10,145                     $496
     Reinvested capital gains..........................               21,554                        -
     Administrative expenses...........................              (14,845)                     (96)
                                                                 ----------------       ----------------
        Net investment income (loss)
           and capital gains...........................               16,854                      400
                                                                 ----------------       ----------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares                                    15,294                        -
     Increase (decrease) in unrealized
        appreciation of investments                                  130,841                      803
                                                                 ----------------       ----------------

       Net realized and unrealized
         gains (losses)...............................               146,135                      803
                                                                 ----------------       ----------------

       Additions from operations .....................               162,989                    1,203
                                                                 ----------------       ----------------
Contract Owners' transactions:

     Net premium payments ............................             1,372,624                        -
     Transfers between sub-accounts ..................               413,719                  116,228
     Surrenders and other benefits ...................              (22,624)                       -
     Death benefits ..................................                     -                        -
     Transfers to (from) required reserves ...........                     -                     (187)
     Annuity payments ................................                     -                        -
                                                                 ----------------       ----------------
         Additions (reductions) for Contract
             owners' transactions.....................             1,763,719                  116,041
                                                                 ----------------       ----------------
         Net additions (reductions) for the year......             1,926,708                  117,244


Contract Owners' Equity, beginning of the year........               117,244                        -
                                                                 ----------------       ----------------
Contract Owners' Equity, end of the year................          $2,043,952                 $117,244
                                                                 ================       ================

Units Outstanding, beginning of the year                             114,750.000                    -
Units Outstanding, end of the year                                 1,776,856.244          114,750.000

Net Asset Value per Unit:
        Tax-Qualified                                                  $1.142348            $1.013000
       Non Tax-Qualified                                               $1.152406            $1.022000






                                                                        Northstar Variable Trust
                                                                          High Yield Bond Portfolio
                                                               ---------------------------------------------
                                                                        1997                   1996
                                                                  ----------------        ------------------
Net investment income:
     Reinvested dividend income.....................                   $305,627               $48,669
     Reinvested capital gains.......................                     37,740                     -
     Administrative expenses........................                    (46,360)               (4,265)
                                                                  ----------------        ----------------
        Net investment income (loss)
           and capital gains.......................                     297,007                44,404
                                                                  ----------------        ----------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares                                       24,731                  (231)
     Increase (decrease) in unrealized
        appreciation of investments                                     (16,934)                  410
                                                                  ----------------        ----------------

       Net realized and unrealized
         gains (losses).............................                      7,797                   179
                                                                  ----------------        ----------------

       Additions from operations ...................                    304,804                44,583
                                                                  ----------------        ----------------
Contract Owners' transactions:

     Net premium payments ..........................                  2,414,521             1,419,568
     Transfers between sub-accounts ................                  1,387,781               (91,186)
     Surrenders and other benefits .................                    (25,779)                  (84)
     Death benefits ................................                          -                     -
     Transfers to (from) required reserves .........                          -                13,471
     Annuity payments ..............................                          -                     -
                                                                  ----------------        ----------------
         Additions (reductions) for Contract
             owners' transactions...................                  3,776,523             1,341,769
                                                                  ----------------        ----------------
         Net additions (reductions) for the year.....                 4,081,327             1,386,352


Contract Owners' Equity, beginning of the year......                  1,446,494                60,142
                                                                  ----------------        ----------------
Contract Owners' Equity, end of the year............                 $5,527,821            $1,446,494
                                                                  ================        ================

Units Outstanding, beginning of the year                          1,205,727.000            59,894.000
Units Outstanding, end of the year                                4,171,746.896         1,205,727.000

Net Asset Value per Unit:
        Tax-Qualified                                                 $1.327522             $1.202000
       Non Tax-Qualified                                              $1.323811             $1.199000


The accompanying notes are integral part of the financial statements.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                 For the years ended December 31, 1997 and 1996


                                                                Northstar Variable Trust   Oppenheimer Variable Account
                                                                  Income & Growth Fund              Bond Fund
                                                               --------------------------  ------------------------------
                                                                  1997          1996            1997              1996
                                                                  ----          ----            ----              ----
Net investment income:
     Reinvested dividend income ..........................  $     63,290    $     42,327    $     22,363    $     14,799
     Reinvested capital gains ............................        14,640              --              --              --
     Administrative expenses .............................       (19,973)         (3,448)         (4,232)         (2,993)
                                                            ------------    ------------    ------------    ------------
        Net investment income (loss)
           and capital gains .............................        57,957          38,879          18,131          11,806
                                                            ------------    ------------    ------------    ------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares .......................        47,441          16,131           1,175          (1,066)
     Increase (decrease) in unrealized
        appreciation of investments ......................        85,775            (942)          7,221             612
                                                            ------------    ------------    ------------    ------------

       Net realized and unrealized
         gains (losses) ..................................       133,216          15,189           8,396            (454)
                                                            ------------    ------------    ------------    ------------

       Additions from operations .........................       191,173          54,068          26,527          11,352
                                                            ------------    ------------    ------------    ------------
Contract Owners' transactions:

     Net premium payments ................................     1,549,456         315,570         140,636          86,973
     Transfers between sub-accounts ......................       205,395          32,962          35,173          46,740
     Surrenders and other benefits .......................       (68,355)         (1,918)        (25,026)         (2,891)
     Death benefits ......................................            --              --              --              --
     Transfers to (from) required reserves ...............            --              56              --             (28)
     Annuity payments ....................................            --              --              --              --
                                                            ------------    ------------    ------------    ------------
         Additions (reductions) for Contract
             owners' transactions ........................     1,686,496         346,670         150,783         130,794
                                                            ------------    ------------    ------------    ------------
         Net additions (reductions) for the year .........     1,877,669         400,738         177,310         142,146


Contract Owners' Equity, beginning of the year ...........       454,703          53,965         282,601         140,455
                                                            ------------    ------------    ------------    ------------
Contract Owners' Equity, end of the year .................  $  2,332,372    $    454,703    $    459,911    $    282,601
                                                            ============    ============    ============    ============

Units Outstanding, beginning of the year .................   374,473.000      51,562.000     254,023.000     129,901.000
Units Outstanding, end of the year ....................... 1,686,071.506     374,473.000     376,316.601     254,023.000

Net Asset Value per Unit:
        Tax-Qualified ....................................  $   1.343508    $   1.175000    $   1.241947    $   1.149000
       Non Tax-Qualified .................................  $   1.414794    $   1.238000    $   1.169920    $   1.082000





                                                             Oppenheimer Variable Account  Oppenheimer Variable Account
                                                               Capital Appreciation Fund      Global Securities Fund
                                                           ------------------------------  ------------------------------
                                                                 1997            1996           1997            1996
                                                                 ----            ----           ----            ----
Net investment income:
     Reinvested dividend income ..........................  $  2,281,753    $  2,914,408    $    338,554    $         --
     Reinvested capital gains ............................            --              --              --              --
     Administrative expenses .............................      (641,717)       (610,215)       (380,407)       (326,866)
                                                            ------------    ------------    ------------    ------------
        Net investment income (loss)
           and capital gains .............................     1,640,036       2,304,193         (41,853)       (326,866)
                                                            ------------    ------------    ------------    ------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares .......................     6,729,226         376,499       5,863,548         264,885
     Increase (decrease) in unrealized
        appreciation of investments ......................    (3,954,989)      5,704,387        (221,938)      3,699,632
                                                            ------------    ------------    ------------    ------------

       Net realized and unrealized
         gains (losses) ..................................     2,774,237       6,080,886       5,641,610       3,964,517
                                                            ------------    ------------    ------------    ------------

       Additions from operations .........................     4,414,273       8,385,079       5,599,757       3,637,651
                                                            ------------    ------------    ------------    ------------
Contract Owners' transactions:

     Net premium payments ................................     3,098,829       3,254,062       2,150,487       1,197,260
     Transfers between sub-accounts ......................    (2,702,824)      1,165,258      (1,364,976)      3,955,958
     Surrenders and other benefits .......................    (6,052,831)     (7,156,859)     (2,605,695)     (3,050,134)
     Death benefits ......................................      (379,972)             --        (128,418)             --
     Transfers to (from) required reserves ...............            --        (852,858)             --        (407,490)
     Annuity payments ....................................        (7,721)             --        (401,811)             --
                                                            ------------    ------------    ------------    ------------
         Additions (reductions) for Contract
             owners' transactions ........................    (6,044,519)     (3,590,397)     (2,350,413)      1,695,594
                                                            ------------    ------------    ------------    ------------
         Net additions (reductions) for the year .........    (1,630,246)      4,794,682       3,249,344       5,333,245


Contract Owners' Equity, beginning of the year ...........    49,714,113      44,919,431      26,274,793      20,941,548
                                                            ------------    ------------    ------------    ------------
Contract Owners' Equity, end of the year .................  $ 48,083,867    $ 49,714,113    $ 29,524,137    $ 26,274,793
                                                            ============    ============    ============    ============

Units Outstanding, beginning of the year .................15,499,076.000  16,627,105.000  15,214,589.000  14,145,725.000
Units Outstanding, end of the year .......................13,590,284.826  15,499,076.000  14,200,945.115  15,214,589.000

Net Asset Value per Unit:
        Tax-Qualified ....................................  $   3.662870    $   3.321000    $   2.080589    $   1.726000
       Non Tax-Qualified .................................  $   3.397915    $   3.080000    $   2.077764    $   1.724000




                                                           Oppenheimer Variable Account
                                                                   Growth Fund
                                                           -----------------------------
                                                                 1997           1996
                                                                 ----           ----
Net investment income:
     Reinvested dividend income ..........................  $    191,901    $    169,241
     Reinvested capital gains ............................            --              --
     Administrative expenses .............................       (64,732)        (33,764)
                                                            ------------    ------------
        Net investment income (loss)
           and capital gains .............................       127,169         135,477
                                                            ------------    ------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares .......................       418,538          33,941
     Increase (decrease) in unrealized
        appreciation of investments ......................       517,360         400,627
                                                            ------------    ------------

       Net realized and unrealized
         gains (losses) ..................................       935,898         434,568
                                                            ------------    ------------

       Additions from operations .........................     1,063,067         570,045
                                                            ------------    ------------
Contract Owners' transactions:

     Net premium payments ................................     1,209,108         478,907
     Transfers between sub-accounts ......................     1,033,131         739,243
     Surrenders and other benefits .......................      (348,808)       (146,335)
     Death benefits ......................................       (36,640)             --
     Transfers to (from) required reserves ...............            --             556
     Annuity payments ....................................            --              --
                                                            ------------    ------------
         Additions (reductions) for Contract
             owners' transactions ........................     1,856,791       1,072,371
                                                            ------------    ------------
         Net additions (reductions) for the year .........     2,919,858       1,642,416


Contract Owners' Equity, beginning of the year ...........     3,598,229       1,955,813
                                                            ------------    ------------
Contract Owners' Equity, end of the year .................  $  6,518,087    $  3,598,229
                                                            ============    ============

Units Outstanding, beginning of the year ................. 2,321,403.000   1,558,531.000
Units Outstanding, end of the year ....................... 3,364,525.454   2,321,403.000

Net Asset Value per Unit:
        Tax-Qualified ....................................  $   1.955851    $   1.567000
       Non Tax-Qualified .................................  $   1.925429    $   1.542000

The accompanying notes are integral part of the financial statements

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                 For the years ended December 31, 1997 and 1996



                                                Oppenheimer Variable Account     Oppenheimer Variable Account
                                                      High Income Fund                    Money Fund
                                                ------------------------------   -----------------------------
                                                    1997             1996           1997             1996
                                                ------------     ------------    ------------    ------------
Net investment income:
     Reinvested dividend income ..............   $  1,835,183    $  2,443,607    $    463,280    $    388,890
     Reinvested capital gains ................           --              --              --              --
     Administrative expenses .................       (295,103)       (313,575)       (115,529)       (100,134)
                                                 ------------    ------------    ------------    ------------
Net investment income (loss)
  and capital gains ..........................      1,540,080       2,130,032         347,751         288,756
                                                 ------------    ------------    ------------    ------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares ...........      2,372,889         490,453            --              --
     Increase (decrease) in unrealized
        appreciation of investments ..........     (1,555,933)        722,763            --              --
                                                 ------------    ------------    ------------    ------------

Net realized and unrealized
  gains (losses) .............................        816,956       1,213,216            --              --
                                                 ------------    ------------    ------------    ------------

Additions from operations ....................      2,357,036       3,343,248         347,751         288,756
                                                 ------------    ------------    ------------    ------------
Contract Owners' transactions:

     Net premium payments ....................      1,138,423       1,363,311       2,813,165       1,232,316
     Transfers between sub-accounts ..........     (1,219,536)     (1,702,853)        (88,855)        667,676
     Surrenders and other benefits ...........     (3,350,181)     (5,079,513)     (2,329,951)     (2,714,206)
     Death benefits ..........................       (115,174)           --              (719)           --
     Transfers to (from) required reserves ...           --          (435,806)           --           359,341
     Annuity payments ........................       (135,400)           --           (83,716)           --
                                                 ------------    ------------    ------------    ------------
     Additions (reductions) for Contract
       owners' transactions ..................     (3,681,868)     (5,854,861)        309,924        (454,873)
                                                 ------------    ------------    ------------    ------------
Net additions (reductions) for the year ......     (1,324,832)     (2,511,613)        657,675        (166,117)


Contract Owners' Equity, beginning of the year     25,079,145      27,590,758       6,459,277       6,625,394
                                                 ------------    ------------    ------------    ------------
Contract Owners' Equity, end of the year .....   $ 23,754,313    $ 25,079,145    $  7,116,952    $  6,459,277
                                                 ============    ============    ============    ============

Units Outstanding, beginning of the year .....  8,400,655.000  10,519,604.000   4,108,773.000   4,327,861.000
Units Outstanding, end of the year ...........  7,203,574.105   8,400,655.000   4,390,633.829   4,108,773.000

Net Asset Value per Unit:
     Tax-Qualified ...........................   $   3.332104    $   3.014000    $   1.593086    $   1.532000
    Non Tax-Qualified ........................   $   3.270137    $   2.958000    $   1.606311    $   1.544000

                                                Oppenheimer Variable Account   Oppenheimer Variable Account
                                                  Multiple Strategies Fund          Strategic Bond Fund
                                                -----------------------------   -----------------------------
                                                    1997              1996           1997            1996
                                                 -----------     ------------    ------------    ------------
Net investment income:
     Reinvested dividend income ..............   $  3,832,881    $  3,816,752    $     90,334    $     55,513
     Reinvested capital gains ................           --              --              --              --
     Administrative expenses .................       (687,993)       (669,679)        (14,342)         (9,723)
                                                 ------------    ------------    ------------    ------------
Net investment income (loss)
  and capital gains ..........................      3,144,888       3,147,073          75,992          45,790
                                                 ------------    ------------    ------------    ------------
Realized and unrealized gains (losses):
     Net realized gains (losses) on
        redemptions of fund shares ...........      3,250,673         627,156          24,666         140,907
     Increase (decrease) in unrealized
        appreciation of investments ..........      1,311,835       3,262,100         (19,133)       (101,560)
                                                 ------------    ------------    ------------    ------------

Net realized and unrealized
  gains (losses) .............................      4,562,508       3,889,256           5,533          39,347
                                                 ------------    ------------    ------------    ------------

Additions from operations ....................      7,707,396       7,036,329          81,525          85,137
                                                 ------------    ------------    ------------    ------------
Contract Owners' transactions:

     Net premium payments ....................      1,332,725       1,405,596         392,926         233,816
     Transfers between sub-accounts ..........     (1,510,719)       (767,534)         88,334      (4,056,124)
     Surrenders and other benefits ...........     (8,213,228)     (7,152,902)        (73,542)         (2,039)
     Death benefits ..........................       (219,637)           --              --              --
     Transfers to (from) required reserves ...           --            43,994            --            10,112
     Annuity payments ........................        (65,724)           --              --              --
                                                 ------------    ------------    ------------    ------------
     Additions (reductions) for Contract
       owners' transactions ..................     (8,676,583)     (6,470,846)        407,718      (3,814,235)
                                                 ------------    ------------    ------------    ------------
Net additions (reductions) for the year ......       (969,187)        565,483         489,243      (3,729,098)


Contract Owners' Equity, beginning of the year     52,831,111      52,265,628         872,228       4,601,326
                                                 ------------    ------------    ------------    ------------
Contract Owners' Equity, end of the year .....   $ 51,861,924    $ 52,831,111    $  1,361,471    $    872,228
                                                 ============    ============    ============    ============

Units Outstanding, beginning of the year ..... 21,750,566.000  24,551,560.000     700,834.000   4,097,599.000
Units Outstanding, end of the year ........... 18,503,696.785  21,750,566.000   1,018,289.097     700,834.000

Net Asset Value per Unit:
     Tax-Qualified ...........................   $   2.768113    $   2.394000    $   1.342862    $   1.251000
    Non Tax-Qualified ........................   $   2.838684    $   2.455000    $   1.331815    $   1.240000

The accompanying notes are integral part of the financial statements.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                         NOTES TO FINANCIAL STATEMENTS

1.  Organization
    ReliaStar Life Insurance Company of New York Variable Annuity Funds P and Q for The USA Plan (the "Separate Accounts") were established under the provisions of New York insurance laws by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society (see Note 6), in April 1987 (Funds 144, 145, 146, 147, 044, 045, 046 and 047), in November 1990 (Funds 148, 149, 048 and
    049), in December 1990 (Fund 043), in January 1991 (Fund 143), in April 1995 (Funds 150, 151, 152, 050, 051 and 052), in May 1995 (Funds 174, 175, 172,
    176, 171, 120, 127, 074, 075, 072, 076, 071, 020 and 027) and in November
    1996 (Funds 178, 179, 078 and 079). The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by ReliaStar Life of New York. The assets of the Separate Accounts are invested in open-end diversified management investment companies registered under the Act.

2.  Taxes
    ReliaStar Life of New York is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not separate entities from ReliaStar Life of New York, and their operations form a part of ReliaStar Life of New York, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Life of New York.

3.  Charges and Transfers
    ReliaStar Life of New York does not deduct a sales charge from purchase payments made for these contracts. All or a portion of the accumulated value may be withdrawn during the accumulation year. However, purchase payments that are partially or totally withdrawn from the contract prior to eight years from their date of payment will be charged (with certain exceptions) a contingent deferred sales charge of a percentage of the amount of the purchase payment withdrawn. No such charge will be imposed against withdrawals of purchase payments held for at least eight years. The withdrawn amounts shall be considered withdrawals of purchase payments until the total of all purchase payments in the accumulated value have been withdrawn. A contingent deferred sales charge will not be made against that portion of withdrawals which are in excess of the total of all purchase payments. Within the year applicable to the contingent deferred sales charge for purchase payments, the contract owner may surrender up to 10% of such purchase payments held for at least one year, within stated guidelines, without paying a contingent deferred sales charge. This "free withdrawal" amount is cumulative to 20% of such purchase payments if no withdrawals are taken for a two-year period. ReliaStar Life of New York deducts a daily charge equal to an annual rate of 1.25% of the daily asset value of the Separate Accounts for mortality and expense risks assumed. In addition, on each contract anniversary, ReliaStar Life of New York deducts an annual maintenance charge of $30 from the accumulated value of the contract. Where applicable, premium taxes are charged.

    The amount of reserves for contracts in the year of distribution is determined by actuarial assumptions which meet statutory requirements. Gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life of New York, are offset by transfers to, or from, ReliaStar Life of New York. Included in Due to ReliaStar Life Insurance Company of New York are policy transactions which are unsettled as of the reporting date.

4.  Transfers Among Funds
    ReliaStar Life of New York established a fixed fund in 1989 to which contract owners in the Separate Accounts could transfer all or part of their contract equity. This fund is reported in the General Account of ReliaStar Life of New York. Transfer activity to/from the fixed annuity fund is included in Transfers between Sub-Accounts in the Statements of Operations and Changes in Contract Owners' Equity. Net transfers from the fixed fund were $2.3 million and $3.8 million for the years ended December 31, 1997 and 1996, respectively.

5.   Related Parties
     On January 17, 1995, ReliaStar Life of New York became an indirect wholly owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), an insurance holding company based in Minneapolis, Minnesota. In conjunction with this merger, in May 1995, the Northstar Income and Growth and High Yield Bond Funds were added as investment options. Subsequently, in November 1996, the Northstar Growth Fund was added as an investment option. These Funds are affiliates of ReliaStar Life of New York.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                VARIABLE ANNUITY FUNDS P AND Q FOR THE USA PLAN
                    NOTES TO FINANCIAL STATEMENTS, Continued


6    Investments:
     Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between beginning of year value and current market value of investments owned is recorded as unrealized gain
     (loss) on investments. Dividends received are generally recorded as income on the ex-dividend date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold for the year ended December 31, 1997, were:

                                                                                Cost of                       Proceeds
                                                                               Purchases                     From Sales
                                                                               ---------                     ----------
     Investing Fund
     --------------
     Alliance Variable Products Series Fund:
         Growth and Income Portfolio...................................        $2,396,077                    $1,184,936
         Short-Term Multi-Market Portfolio.............................           379,094                       489,503
     Fidelity's VIP and VIP II:
         Asset Manager Portfolio ......................................           723,898                       130,694
         Contrafund Portfolio .........................................         1,754,516                       102,822
         Equity-Income Portfolio ......................................         3,225,534                       718,402
         Growth Portfolio .............................................         2,071,616                       901,216
         Index 500 Portfolio ..........................................         6,530,144                     2,741,726
         Investment Grade Bond Portfolio ..............................           492,587                        36,073
     Northstar Variable Trust:
         Growth Portfolio .............................................         3,177,179                     1,395,732
         High-Yield Bond Portfolio ....................................         5,170,030                     1,009,996
         Income & Growth Portfolio ....................................         2,364,189                       617,276
     Oppenheimer Variable Account Funds:
         Bond Fund.....................................................           253,173                        83,448
         Capital Appreciation Fund.....................................         9,329,178                    16,014,800
         Global Securites Fund.........................................        10,257,118                    13,237,626
         Growth Fund...................................................         3,345,441                     1,354,421
         High Income Fund..............................................        13,950,623                    17,211,853
         Money Fund....................................................        28,242,481                    27,181,645
         Multiple Strategies Fund......................................         5,416,779                    11,121,644
         Strategic Bond Fund...........................................           860,282                       365,627

                                                                          ----------------                -------------
                                                                              $99,939,939                   $95,899,440
                                                                          =================               =============

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                          Independent Auditors' Report*
            Consolidated Balance Sheets, December 31, 1997 and 1996* Consolidated Statements of Shareholders' Equity, Years Ended
                          December 31, 1997 and 1996*
 Consolidated Statements of Cash Flows, Years Ended December 31, 1997 and 1996*
                   Notes to Consolidated Financial Statements*







* Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement for ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed on April 27, 1998.

                                     PART C

                                OTHER INFORMATION

ITEM 24  Financial Statements and Exhibits

          (a)      Financial Statements

                   (1)      Condensed Financial Information is included in Part A.


                   (2)      ReliaStar Life Insurance Company of New York
                            Variable Annuity Funds P and Q
                            Independent Auditors' Report
                            Statements of Assets and Liabilities,
                                 December 31, 1997
                            Statements of Operations and Changes in Net
                                 Assets for Years Ended December 31,
                                 1997 and 1996
                            Notes to Financial Statements

                            ReliaStar Life Insurance Company of New York(1)

                            Independent Auditors' Report
                            Consolidated Balance Sheets, December 31, 1997 and 1996
                            Consolidated Statements of Income, Years Ended
                               December 31, 1997 and 1996
                            Consolidated Statements  of  Shareholders' Equity, Years Ended
                               December 31, 1997 and 1996
                            Consolidated Statements of Cash Flows, Years Ended
                               December 31, 1997 and 1996
                            Notes to Consolidated Financial Statements


          (b)      Exhibits


                           (1a) Resolution of the Board of Directors of ReliaStar Life Insurance Company of New York ("RLICNY") authorizing the establishment of the Separate Accounts.

                           (1b) Resolution of Board of Directors of RLICNY changing the name of the Separate Accounts.


                           (2)      Not applicable


                           (3a) Form of Underwriting Agreement for Variable Annuity Funds P and Q.(2)

                           (3b) Form of Dealer Agreements for Variable Annuity Funds P and Q.(2)

                           (3c) Underwriting and Dealer Agreements for Variable Annuity Fund M.

                           (3d) Participation Agreement with Oppenheimer Management Corporation.

                           (3e) Participation Agreement with Alliance Capital Management Corp.

                           (3f) Participation Agreement with Variable Insurance Products Fund and Fidelity Distributors Corporation.(3)

                           (3g) Participation Agreement with Variable Insurance Products Fund II and Fidelity Distributors Corporation.(3)

                           (3h) Form of Service Agreement and Service Contract with Fidelity Investments Institutional Operations Company, Inc., dated January 1, 1997.(2)

                           (3i)     Form of Agreements between RLICNY,
                                    Broker-Dealer, and Distributor with respect to the sale of the contracts.

                           (4)      Form of Contract.

                           (5)      Contract Application Form.(2)

                           (6a)     Certificate of Incorporation.

                           (6b)     Amended Bylaws


                           (7)      Not Applicable.

                           (8)      Not Applicable.


                           (9) Opinion and Consent of Jeffrey A. Proulx as to legality of securities being registered.

                           (10a) Written consent of Deloitte & Touche, LLP Independent Auditors.


                           (11)     Not applicable.

                           (12)     Not applicable.

                           (13)     Schedule for Computation of Performance
                                    Data.


                           (15a) Powers of Attorney for Stephen A. Carb, Richard R. Crowl, John H. Flittie, James T. Hale, Wayne R. Huneke, Kenneth U. Kuk, Richard E. Nolan, Fioravante G. Perrotta, Robert C. Salipante, John G. Turner, Charles
                                    B. Updike, and Ross M. Weale.(3)

                           (15b)    Power of Attorney for R. Michael Conley.(2)

(1) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement for ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed on April 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 Registration Statement, File No. 33-11489, filed on April 29, 1997.

(3) Incorporated by reference to the initial registration statement on Form S-6EL24, for ReliaStar Life Insurance Company of New York Variable Life Separate Account I, File No. 333-19123, filed on December 31, 1996.

ITEM 25. Directors and Officers of the Depositor


Name                                 Principal Business Address                 Positions with Depositor
----                                 --------------------------                 ------------------------
Susan M. Bergen                      20 Washington Avenue South                 Secretary
                                     Minneapolis, MN  55401

Stephen A. Carb                      529 Fifth Avenue - 7th Floor               Director
                                     New York, NY  10017

James G. Cochran                     1000 Woodbury Road, Suite 102 Woodbury,    Executive Vice President
                                     NY  11797

R. Michael Conley                    20 Washington Avenue South                 Executive Vice President and Director
                                     Minneapolis, MN  55401

Richard R. Crowl                     20 Washington Avenue South                 Senior Vice President, General Counsel and
                                     Minneapolis, MN  55401                     Director

John H. Flittie                      20 Washington Avenue South                 Vice Chairman
                                     Minneapolis, MN  55401

James T. Hale                        777 Nicollet Mall                          Director
                                     Minneapolis, MN  55402

Wayne R. Huneke                      20 Washington Avenue South                 Vice President and Director
                                     Minneapolis, MN  55401

Ronald D. Jarvis                     20 Security Drive                          Director
                                     Avon, CT 06001

Kenneth U. Kuk                       20 Washington Avenue South                 Vice President and Director
                                     Minneapolis, MN  55401

Richard E. Nolan                     One Chase Manhattan Plaza                  Director
                                     New York, NY  10005

Fioravante G. Perrotta               200 Park Avenue                            Director
                                     New York, NY  10166

Roger D. Roenfeldt                   1000 Woodbury Road, Suite 102              Executive Vice President and Chief
                                     Woodbury, NY  11797                        Operating Officer

Robert C. Salipante                  20 Washington Avenue South                 Chief Executive Officer, President
                                     Minneapolis, MN  55401                     and Director

John G. Turner                       20 Washington Avenue South                 Chairman of the Board and Director
                                     Minneapolis, MN  55401

Charles B. Updike                    60 East 42nd Street                        Director
                                     New York, NY  10165

Ross M. Weale                        102 Brewster Avenue, Rt. 6                 Director
                                     Carmel, NY  10512

ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant



ReliaStar Financial Corp., the Parent Company ("RLR"), owns directly or indirectly, capital stock of subsidiary companies as follows as of March 3, 1998 (second and third tier subsidiaries are listed, indented, directly below their parent company):

                                                                                                        Owner and
                                     Company                                                           Percentage
                                     -------                                                           ----------
ReliaStar Life Insurance Company ("RLIC")                                                                  RLR-100%
       Northern Life Insurance Company ("NLIC")                                                           RLIC-100%
              Norlic, Inc.                                                                                NLIC-100%
              Nova, Inc.                                                                                  NLIC-100%
       ReliaStar United Services Life Insurance Company ("RUSL")                                          RLIC-100%
              Security-Connecticut Life Insurance Company ("SCL")                                         RUSL-100%
                    ReliaStar Life Insurance Company  of New York("RLNY")                                  SCL-100%
                           North Atlantic Life Agency, Inc.                                               RLNY-100%
              Delaware Administrators, Inc.                                                               RUSL-100%
              USL Services, Inc.                                                                          RUSL-100%
       NWNL Benefits Corporation ("NBC")                                                                  RLIC-100%
              NWNL Health Management Corp.                                                                 NBC-100%
              Select Care Health Network, Inc.                                                              NBC-50%
       ReliaStar Mortgage Corporation ("RMC")                                                             RLIC-100%
              James Mortgage Company                                                                       RMC-100%
       ReliaStar Reinsurance Group (UK), Ltd.                                                             RLIC-100%
Washington Square Advisers, Inc.                                                                           RLR-100%
ReliaStar Investment Research, Inc.                                                                        RLR-100%
Washington Square Securities, Inc.                                                                         RLR-100%
Northstar Holding, Inc. ("NI")                                                                             RLR-100%
       Northstar Investment Management Corp.                                                                NI-100%
       Northstar Distributors, Inc. ("NDI")                                                                 NI-100%
              Northstar Funding, Inc.                                                                      NDI-100%
       Northstar Administrators Corporation                                                                 NI-100%
Bankers Centennial Management Corp.                                                                        RLR-100%
IB Holdings, Inc. ("IB")                                                                                   RLR-100%
       International Risks, Inc.                                                                            IB-100%
       Northeastern Corporation                                                                             IB-100%
       The New Providence Insurance Company, Limited                                                        IB-100%
       IB Resolution, Inc.                                                                                  IB-100%
Successful Money Management Seminars, Inc. ("SMMS")                                                        RLR-100%
       Successful Money Management Software, Inc.                                                         SMMS-100%
PrimeVest Financial Services, Inc.("PVF")                                                                  RLR-100%
       PrimeVest Mortgage, Inc.                                                                            PVF-100%
       PrimeVest Insurance Agency of Alabama, Inc.                                                         PVF-100%
       PrimeVest Insurance Agency of New Mexico, Inc.                                                      PVF-100%
       PrimeVest Insurance Agency of Ohio, Inc.                        Class A                  Robert Chapman-100%
                                                                       Class B                             PVF-100%
       Branson Insurance Agency, Inc.                                                                      PVF-100%
       Granite Investment Services, Inc.                                                                   PVF-100%
Arrowhead, Ltd.                                                                                            RLR-100%
ReliaStar Payroll Agent, Inc.                                                                              RLR-100%
RelaStar Bancshares, Inc. ("RBS")                                                                          RLR-100%
       ReliaStar Bank ("RB")                                                                               RBS-100%
              ReliaStar Investment Services, Inc.                                                           RB-100%
LaMar & Phillips, Inc.                                                                                     RLR-100%

ITEM 27.          Number of Contract Owners


         As of February 28, 1998 there were approximately 4,764 Owners of qualified Contracts and approximately 3,608 Owners of non-qualified Contracts offered by Registrants.


ITEM 28. Indemnification


         Item 24, Exhibits 6(a) and 6(b) of Registrant's Registration Statement are hereby incorporated by reference.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrants pursuant to the foregoing provisions, or otherwise, the Registrants have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrants of expenses incurred or paid by a director, officer of controlling person of the Registrants in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrants will, unless in the opinion of its counsel the matter has been settled be controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. Principal Underwriter


         (a) Prior to February 1, 1997, ReliaStar Financial Marketing Corporation was the principal underwriter of the Contracts. Effective February 1, 1997, Washington Square Securities, Inc. ("WSSI") became the principal underwriter of the Contracts. WSSI also acts as distributor of (i) USLICO Series Fund, which funds variable life insurance policies of related companies; (ii) Select*Life II, Select*Life III, Select*Annuity III, and SVUL I which are variable life insurance policies and variable annuity contracts, issued by the Company's affiliate, ReliaStar Life Insurance Company; (iii) Northern Life Advantage Variable Annuity, a variable annuity issued by the Company's affiliate, Northern Life Insurance Company; and (iv) Select*Life NY, a variable life policy issued by ReliaStar Life Insurance Company of New York.


         (b) The directors and officers of WSSI are as follows:


         Name                             Positions and Offices with WSSI
         ----                             -------------------------------

         John H. Flittie                   Director and Chairman
         Anne W. Dowdle                    Director
         Michael J. Dubes                  Director
         James R. Gelder                   Director
         Wayne R. Huneke                   Director
         Robert C. Salipante               Director
         Jeffrey A. Montgomery             President and Chief Operating Officer
         Margaret B. Wall                  Treasurer and Chief Financial Officer
         Susan M. Bergen                   Secretary
         Timothy J. Lyle                   Assistant Vice President and Chief Compliance Officer
         David Braun                       Assistant Vice President
         Karin Callanan                    Assistant Vice President
         Allen L. Kidd                     Assistant Secretary
         Loralee A. Renelt                 Assistant Secretary

         The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals, whose principal business addresses are listed after their respective names: James R. Gelder: 20 Security Drive, Avon, Connecticut 06001; Michael J. Dubes: 1110 3rd Avenue, Seattle, Washington 98101; Allen L.
Kidd: 222 North Arch Road, Richmond, Virginia 23236.


         (c)  Not applicable.

ITEM 30. Location of Accounts and Records


         All accounts, books or other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through ReliaStar Life Insurance Company of New York, 1000 Woodbury Lane, Suite 102, Woodbury, New York 11797.


ITEM 31. Management Services

                  Not applicable.

ITEM 32. Undertakings


                  (a) The Depositor, ReliaStar Life Insurance Company of New York, represents that the fees and charges deducted under the flexible premium variable annuity contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.


                  (b) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


                  (c) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                           (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


                  (d) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


                  (e) With regard to restricted distributions to plan participants in accordance with the requirements of IRC Section 403(b)(11), the Registrant, in respect to a no-action letter issued by the Division of Investment Management (No. IP-6-88, November 28,
                           1988), undertakes to:


                           (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                           (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

                           (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


                           (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and
                                 (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value;


                           (5) The Registrant represents that this said no-action letter is being relied upon and that the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 16th day of April, 1998.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                 VARIABLE ANNUITY FUNDS M, P AND Q
                                  (Registrant)

                 By RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                 By       /s/ Robert C. Salipante
                          -----------------------------------------
                          Robert C. Salipante
                          Chief Executive Officer and President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 16th day of April, 1998.

                 RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                 By       /s/ Robert C. Salipante
                          ------------------------------------------
                          Robert C. Salipante
                          Chief Executive Officer and President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 16th day of April, 1998 by the following directors and officers of Depositor in the capacities indicated:

         /s/ Robert C. Salipante        Chief Executive Officer and President
         -----------------------
         Robert C. Salipante

         /s/ James R. Miller            Vice President (Chief Financial Officer)
         -----------------------
         James R. Miller


         Stephen A. Carb*      Wayne R. Huneke*          Robert C. Salipante*
         R. Michael Conley*    Ronald D. Jarvis          John G. Turner*
         Richard R. Crowl*     Kenneth U. Kuk*           Charles B. Updike*
         John H. Flittie*      Richard E. Nolan*         Ross M. Weale*
         James T. Hale*        Fioravante G. Perrotta*

*A majority of the Board of Directors

Jeffrey A. Proulx, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company of New York pursuant to powers of attorney duly executed by such persons.


                         /s/ Jeffrey A. Proulx
                         -----------------------------------
                         Jeffrey A. Proulx, Attorney-In-Fact

                                  EXHIBIT INDEX

(b)     Exhibits:



        (1a) Resolution of the Board of Directors of ReliaStar Life Insurance Company of New York ("RLICNY") authorizing the establishment of the Separate Accounts.

        (1b) Resolution of Board of Directors of RLICNY changing the name of the Separate Accounts.

        (3c)      Underwriting and Dealer Agreements for Variable Annuity Fund
                  M.

        (3d) Form of Participation Agreement with Oppenheimer Management Corporation.

        (3e) Form of Participation Agreement with Alliance Capital Management Corp.

        (3i) Form of Agreements between RLICNY, Broker-Dealer, and Distributor with respect to the sale of the contracts.

        (4)       Form of Contract.

        (6a)      Certificate of Incorporation.

        (6b)      Amended Bylaws.

        (9) Opinion and Consent of Jeffrey A. Proulx as to legality of securities being registered.

        (10a)     Written Consent of Deloitte & Touche, LLP Independent
                  Auditors.

        (13)      Schedule for Computation of Performance Data.